UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-08576

American High-Income Municipal Bond Fund, Inc.
(Exact Name of Registrant as specified in charter)

333 South Hope Street
Los Angeles, California 90071
(Address of principal executive offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: July 31

Date of reporting period: July 31, 2006

Kimberly S. Verdick
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(name and address of agent for service)

Copies to:
Michael Glazer
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 - Reports to Stockholders

[logo - American Funds®]

The right choice for the long term®

American High-Income Municipal Bond Fund

How your fund tempers risk

[photo of two men in hardhats walking on cables]

Annual report for the year ended July 31, 2006

American High-Income Municipal Bond Fund® seeks a high level of current income exempt from regular federal income taxes through a diversified, carefully researched portfolio of higher yielding, lower rated, higher risk municipal bonds. It may invest without limits in bonds subject to the alternative minimum tax.

This fund is one of the 29 American Funds. The organization ranks among the nation’s three largest mutual fund families. For nearly 75 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Figures shown are past results for Class A shares and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity. For current information and month-end results, visit americanfunds.com. Fund results shown, unless otherwise indicated, are at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended June 30, 2006 (the most recent calendar quarter):

	1 year	5 years	10 years
Class A shares
Reflecting 3.75% maximum sales charge	-0.58%	+4.46%	+5.25%

The fund’s investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased the waiver to 10% on April 1, 2005. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on page 21 for details.

The fund’s 30-day yield for Class A shares as of August 31, 2006, calculated in accordance with the Securities and Exchange Commission formula, was 3.96%, which reflects a fee waiver (3.92% without the fee waiver). (For investors in the 35% tax bracket, this is equivalent to a taxable yield of 6.09%, which reflects the fee waiver — 6.03% without the fee waiver.) The fund’s distribution rate for Class A shares as of that date was 4.29% (4.26% without the fee waiver). Both reflect the 3.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

Results for other share classes can be found on page 23. Please see the inside back cover for important information about other share classes.

The return of principal in bond funds is not guaranteed. Bond funds have the same interest rate, inflation and credit risks that are associated with the underlying bonds owned by the fund. Income may be subject to state or local income taxes and/or federal alternative minimum taxes. Certain other income, as well as capital gain distributions, may be taxable. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal.

[photo of two hands on a pipe - a man in a hardhat in the background]

Fellow shareholders:

During the past fiscal year, high-yield bonds produced some of the best returns in the municipal market. Strong investor appetite for yield products buoyed results, helping mitigate the effects of higher interest rates.

For the 12 months ended July 31, 2006, American High-Income Municipal Bond Fund paid monthly dividends totaling about 69 cents a share. Those who reinvested these dividends recorded an income return of 4.5%, which is equivalent to a taxable return of 6.9% for investors in the 35% tax bracket. Shareholders who elect to take dividends in cash received an income return of 4.4%.

The fund’s total return for the fiscal year amounted to 4.4%. The total return reflects the fund’s income return plus any share price appreciation or depreciation. For the year, the fund’s share price declined one cent. Fund results exceeded the 2.5% return of the unmanaged Lehman Brothers Municipal Bond Index (which measures the investment-grade market and does not include expenses), but fell shy of the Lipper High-Yield Municipal Debt Funds Average, which returned 4.6%. Comparative results for longer periods are shown in the table below.

Bond market overview

Bond market returns for the past year have been limited by rising interest rates and inflation concerns. During the year, the Federal Reserve continued to nudge short-term interest rates higher with steady increases to the federal funds target rate. Since June 2004, the Fed has lifted rates 17 times, a quarter point at each of its scheduled meetings, bringing this key overnight lending rate to 5.25% by the end of the fiscal year. These increases have primarily affected short-term bond yields and prices.

The current outlook for bond yields is closely tied to developing inflation pressures. At the August meeting of the Federal Reserve, following the close of the fiscal year, the Fed elected not to raise rates for the first time in two years, but cautioned the market that additional increases may be necessary if inflation remains a problem.

[Begin Sidebar]
Results at a glance
Annualized total returns for periods ended July 31, 2006, with dividends reinvested

	1 year	5 years	10 years	Lifetime*

American High-Income Municipal Bond Fund	+4.44%	+5.21%	+5.64%	+6.45%
Lehman Brothers Municipal Bond Index†	+2.55	+4.99	+5.82	+6.24
Lipper High-Yield Municipal Debt Funds Average	+4.59	+5.66	+5.32	+5.69

*Since September 26, 1994.
†The index is unmanaged, does not reflect sales charges, commissions or expenses, and holds bonds with a longer average maturity than the fund.
[End Sidebar]

Rising inflation measures have recently become a concern for the Fed and bond investors. Though moderate by historical standards, inflation has been inching higher in recent months, weighing on bond prices. Long-term bond prices are typically more sensitive to inflation pressures than are short-term bond prices.

In the municipal market, yields rose across the maturity spectrum, with short-term bonds posting the largest increases. For the year, returns on short-term municipals were slightly lower than those of intermediate- and long-term debt. Overall, revenue bonds provided higher returns than did general obligation bonds, which are typically higher rated. High-yield bonds benefited from strong investor interest and an improving outlook for key issues backed by airlines and tobacco companies.

How the fund responded

The strength of the municipal high-yield sector both benefited and limited the fund. Improving prices bolstered returns, but the higher prices for many of these securities also made some new issues far less attractive from an historical investment perspective. The potential returns attached to many new high-yield bonds were often quite small when compared to the potential risks, in the estimation of the fund’s analysts and portfolio counselors. This made for a challenging investment environment, and underscores the need for caution and prudence when investing in high-yield securities.

Despite this challenge, the portfolio’s portion of debt rated below investment grade increased to 33.5% from 29.9% last year. At the same time, the portion of AAA-rated debt rose as well, to 18.3% from 14.2%, while the portfolio’s percentages of all other investment-grade bonds declined slightly. The pie chart on page 8 provides a quality breakdown of the portfolio by rating category at fiscal year-end.

Rising interest rates were also a concern for portfolio counselors seeking to limit the effects of lower bond prices. In an effort to preserve shareholder principal, the portfolio counselors began the fiscal year with a somewhat shorter maturity structure for the fund, continuing the defensive investment strategy of the previous year. However, as the year progressed and longer maturity municipal bonds proved less sensitive to the Fed increases, the portfolio counselors began to extend the fund’s maturity structure in an effort to access developing opportunities among longer dated bonds. Some of these opportunities included multifamily housing and tax assessment bonds.

Throughout the period, the fund maintained its diversification, with more than 750 individual holdings. These bonds include issuers from 45 different states and their municipalities, as well as three U.S. territories. It is important to note that the fund’s portfolio is a dynamic entity that changes in response to shifting market conditions and as bonds mature.

Managing for long-term results

Managing risk is an important part of fixed-income investing and is crucial with high-yield debt. The portfolio counselors and analysts of American High-Income Municipal Bond Fund carefully evaluate each bond before it enters the portfolio, weighing its long-term risk/reward potential and its ability to retain value under adverse market conditions. This rigorous screening is an added margin of protection for our shareholders that has helped the fund deliver consistently attractive results over long time periods. To learn more about how the fund manages risk, we encourage you to read our feature article, “How your fund tempers risk,” beginning on page 4.

Over the past year, net assets of the fund increased 17%, while the number of shareholder accounts rose 4%. We take this opportunity to welcome new investors, and we encourage all shareholders not to lose sight of their long-term investment goals. We understand the importance of every dollar you invest with us and strive to make the most of that investment with prudent judgments and comprehensive research. We look forward to discussing the fund’s progress in our next report in six months.

Cordially,

/s/ Paul G. Haaga, Jr.

Paul G. Haaga, Jr.
Vice Chairman

/s/ Mark R. Macdonald

Mark R. Macdonald
President

September 14, 2006

For current information about the fund, visit americanfunds.com.

[Begin Sidebar]
Tax-free yields vs. taxable yields

To use the table below, find your estimated 2006 taxable income to determine your federal tax rate. Then look in the right-hand column to see what you would have had to earn from a taxable investment to equal the fund’s 4.47% tax-free distribution rate in July. For example, investors in the highest federal tax bracket (35%) would need a taxable distribution rate of 6.88% to match the fund’s distribution rate.

If your taxable income is …
Single	Married filing jointly	… then your federal tax rate* is …	As of 7/31/06, the fund’s tax-exempt distribution rate of 4.47%† is equivalent to a taxable rate of …

$0 - 7,550	$0 - 15,100	10.0%	4.97%
7,551 - 30,650	15,101 - 61,300	15.0	5.26
30,651 - 74,200	61,301 - 123,700	25.0	5.96
74,201 - 154,800	123,701 - 188,450	28.0	6.21
154,801 - 336,550	188,451 - 336,550	33.0	6.67
Over 336,550	Over 336,550	35.0	6.88

*Based on 2006 federal tax rates. The federal rates do not include an adjustment for the loss of personal exemptions and the phase-out of itemized deductions that are applicable to certain taxable income levels.
† Distribution rate based on the average offering price for the month of July.
[End Sidebar]

The value of a long-term perspective

How a $10,000 investment has grown (for the period September 26, 1994, to July 31, 2006, with dividends reinvested)

There have always been reasons not to invest. If you look beyond the negative headlines, however, you will find that, despite occasional stumbles, financial markets have tended to reward investors over the long term. Active management — bolstered by experience and careful research — can add even more value. As the chart below shows, over its relatively short lifetime, American High-Income Municipal Bond Fund at net asset value has done better than the Lipper High-Yield Municipal Debt Funds Average.

Fund figures, unless otherwise indicated, reflect deduction of the maximum sales charge of 3.75% on the $10,000 investment.1 Thus, the net amount invested was $9,625.2

[begin mountain chart]
Year ended July 31	The fund at net asset value (without any sales charge	)	The fund at maximum offering price (with 3.75% sales charge deducted)[1]	Lehman Brothers Municipal Bond Index[3]	Lipper High-Yield Municipal Debt Funds Average[4]

9/26/1994	$10,000		$9,625	$10,000	$10,000
10/31/1994	9,886		9,513	9,822	9,852
1/31/1995	10,287		9,899	10,139	10,137
4/30/1995	10,760		10,354	10,566	10,525
7/31/1995	11,162		10,741	10,910	10,796
10/31/1995	11,534		11,099	11,280	11,120
1/31/1996	11,904		11,455	11,665	11,497
4/30/1996	11,692		11,251	11,406	11,244
7/31/1996	12,108		11,652	11,630	11,449
10/31/1996	12,452		11,983	11,923	11,737
1/31/1997	12,687		12,208	12,113	11,926
4/30/1997	12,863		12,378	12,162	12,023
7/31/1997	13,484		12,975	12,822	12,596
10/31/1997	13,714		13,197	12,936	12,781
1/31/1998	14,123		13,590	13,338	13,169
4/30/1998	14,181		13,646	13,293	13,185
7/31/1998	14,435		13,890	13,591	13,438
10/31/1998	14,645		14,093	13,973	13,693
1/31/1999	14,758		14,201	14,224	13,870
4/30/1999	14,827		14,267	14,217	13,896
7/31/1999	14,669		14,116	13,982	13,698
10/31/1999	14,375		13,833	13,725	13,309
1/31/2000	14,191		13,656	13,708	13,102
4/30/2000	14,524		13,976	14,087	13,363
7/31/2000	14,905		14,343	14,585	13,641
10/31/2000	15,142		14,571	14,893	13,839
1/31/2001	15,455		14,873	15,529	14,091
4/30/2001	15,730		15,137	15,548	14,181
7/31/2001	16,268		15,654	16,055	14,632
10/31/2001	16,482		15,861	16,458	14,839
1/31/2002	16,439		15,819	16,445	14,783
4/30/2002	16,686		16,056	16,636	14,947
7/31/2002	17,098		16,453	17,132	15,260
10/31/2002	17,124		16,479	17,424	15,171
1/31/2003	17,298		16,645	17,673	15,344
4/30/2003	17,644		16,978	18,049	15,588
7/31/2003	17,621		16,956	17,749	15,667
10/31/2003	18,116		17,433	18,315	16,157
1/31/2004	18,576		17,875	18,766	16,628
4/30/2004	18,556		17,857	18,532	16,542
7/31/2004	18,757		18,049	18,776	16,715
10/31/2004	19,313		18,585	19,420	17,252
1/31/2005	19,598		18,859	19,677	17,701
4/30/2005	19,785		19,039	19,795	17,990
7/31/2005	20,076		19,319	19,968	18,378
10/31/2005	20,114		19,356	19,912	18,332
1/31/2006	20,451		19,680	20,234	18,707
4/30/2006	20,637		19,859	20,223	18,911
7/31/2006	20,968		20,178	20,477	19,250

1 As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $100,000 or more and is eliminated for purchases of $1 million or more. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares.
2 The maximum initial sales charge was 4.75% prior to January 10, 2000.
3 The index is unmanaged and includes reinvested distributions, but does not reflect sales charges, commissions or expenses.
4 Calculated by Lipper. The average does not reflect sales charges.
5 From September 26, 1994.

Past results are not predictive of results in future periods. The results shown are before taxes on fund distributions and sale of fund shares.
[end mountain chart]

Average annual total returns based on a $1,000 investment (for periods ended July 31, 2006)*

	1 year	5 years	10 years
Class A shares	+0.52%	+4.40%	+5.24%

*Assumes reinvestment of all distributions and payment of the maximum 3.75% sales charge.

The fund’s investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased the waiver to 10% on April 1, 2005. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on page 21 for details.

[photo of a man scaling the framing of a building]

How your fund tempers risk

Individual investors are the municipal bond market’s primary customers. Attracted by tax-exempt income and relative stability, households directly owned nearly 40% of the more than $2 trillion municipal bonds outstanding in 2005.

While the risks attached to municipal bonds are generally lower than they are for many taxable bonds, investors should not be lulled into a false sense of security. Municipal bonds are subject to interest rate risk and reinvestment rate risk, as are all bonds. Municipal investors may also have to contend with prepayment risks and liquidity problems. For those investing in high-yield municipal bonds, credit risk becomes a much larger concern, as does price volatility.

Consequently, many prudent individuals invest in high-yield municipal bonds through mutual funds, which have the resources and ability to sift through the huge marketplace to identify the best opportunities. Individual investors are unlikely to have the same level of knowledge of the municipal market, its participants and characteristics. In addition, professional managers may be more attuned to bond market risks and in a better position to manage them.

American High-Income Municipal Bond Fund relies on the collective wisdom of three portfolio counselors, with a combined 57 years of experience, along with a pool of investment analysts who constantly monitor the municipal bond market. In addition, the fund’s investment professionals benefit from the knowledge of their counterparts who cover equity and corporate bond markets, where events can quickly impact the municipal bond market in unexpected ways.

More than meets the eye

Professional management is particularly beneficial where high-yield bonds are concerned. These debt instruments possess elevated risk characteristics that may elude the average investor and imperil the expected return. Many bonds owned by American High-Income Municipal Bond Fund, for example, were issued by municipal authorities around the country to fund local construction projects, such as hospital facilities, multifamily housing projects, or waste disposal plants. Although the local authority is the stated issuer, the money raised goes to the underlying entity to cover the capital costs of the projects. In these instances, the companies are able to fund their businesses by borrowing at the lower interest rates available in the municipal bond market. These bonds are often categorized as revenue bonds.

[Begin Sidebar]
[begin pie chart]
Who owns municipal bonds?

Households	37.9%
Money market mutual funds	15.1%
Insurance companies	14.9%
Mutual funds	14.0%
Banks	7.1%
Closed-end funds	4.0%
Other institutions	7.0%

Source: Insurance Information Institute, 2005.
[end pie chart]
[End Sidebar]

[photo from above of two men in hardhast looking at blueprints]

[Begin Pull Quote]
“Most municipal bond issuers will offer an annual report, but the financial statements are often six months old and contain nowhere near the details found in typical corporate disclosure. Moreover, once you have the financials, you have to know how to interpret them.”— Karl Zeile, portfolio counselor
[End Pull Quote]

In addition to sensitivity to interest rate changes, these bonds can be affected in the same way that stocks or bonds issued by corporations are vulnerable to economic cycles or factors such as labor disputes. Explains American High-Income Municipal Bond Fund portfolio counselor Brenda Ellerin, “The quality of these issues depends on the credit strength of the underlying entity, not the municipality in which they are issued. This is one area where we can add tremendous value for shareholders because we have the resources to rigorously evaluate these operating entities.”

Many facets to credit quality

For individual investors, the task of assessing the value of most high-yield municipal bonds is especially onerous. High-yield bonds are often not rated by the leading credit rating agencies, so prospective purchasers must determine the credit risks for themselves. Yet tracking down the relevant information can be as arduous as trying to interpret it. “Most municipal bond issuers will offer an annual report,” says portfolio counselor Karl Zeile, “but the financial statements are often six months old and contain nowhere near the details found in typical corporate disclosure. Moreover, once you have the financials, you have to know how to interpret them.”

[Begin Sidebar]
Why go it alone?

In addition to the expertise of experienced portfolio counselors, American High-Income Municipal Bond Fund offers compelling advantages over individual municipal bonds:

Diversification
American High-Income Municipal Bond Fund’s portfolio includes holdings from 45 states and three territories. This wide diversification allows investors to participate in developments that benefit specific areas while limiting exposure to isolated negative events.

Professional management	Three portfolio counselors actively manage the fund’s portfolio to respond to, and take advantage of, changing market conditions.

In-depth research
The portfolio counselors are supported by a team of more than 60 fixed-income professionals who help identify opportunities, monitor holdings and develop strategies that help grow and preserve principal.

Wider access to investments	Bond funds often have access to a wider range of securities than do individual investors. In fact, many high-yield municipal bonds are only available to institutional investors.

Steady income	The fund has a monthly dividend payment schedule — a regular stream of income — while an individual bond typically pays interest semiannually.

Automatic reinvestment	Bond funds offer automatic reinvestment of dividends at net asset value, helping your investment work 24/7 and increasing income over time.

Liquidity	Fund shares are easily bought and sold, unlike some bonds, and investors can begin with a minimum investment of just $250. Individual bonds typically require an investment of at least $5,000.

Purchase power	Because fund managers buy in large quantities, they can buy bonds at a lower cost than individual investors typically can.
[End Sidebar]

Thorough analysis requires going beyond the numbers in ways that individual investors would likely find daunting. The financial statements often raise further questions that must be addressed by phone calls, meetings with management, on-site inspections and consultations with other investment professionals. Karl adds, “The process may be laborious, but it serves the fund by narrowing our selection to bonds that we believe offer the best long-term value for our shareholders.”

[photo of a man's hands in workgloves tying a rope]

Efficiencies of scale and management

American High-Income Municipal Bond Fund’s fixed-income professionals believe that active management can alleviate some of the risks normally associated with bond investing, helping to preserve principal and maintain a steady stream of interest income. Consequently, they regularly evaluate a range of data that is not normally the focus of individual investors. They monitor the shape of the yield curve and the outlook for yields to better determine which maturities offer the best potential for attractive returns. They pay special attention to the structure of each bond and its covenants (which are detailed in the bond indenture and provide additional safeguards for the bondholders), as these can have a large impact on credit quality and interest rate sensitivity. This continuous surveillance of market conditions and bond indentures allows the portfolio counselors to adjust the fund’s holdings to benefit and protect shareholders.

[Begin Sidebar]
Calculated risk

Professional managers understand that munis, like all bonds, come with risks that can be managed by careful monitoring of the market and portfolio holdings. American High-Income Municipal Bond Fund’s portfolio counselors have the resources and expertise to conduct the necessary research that can lessen these dangers. Here are the most common types of risk associated with municipal bonds:

Credit risk refers to the ability of a bond issuer to meet the covenants of a bond agreement and to make timely payments of interest and principal. Bond rating agencies, such as Moody’s and Standard & Poor’s, assign valuations based on underlying credit risk. Many of the bonds held by American High-Income Municipal Bond Fund are classified as below investment grade and therefore possess relatively higher levels of credit risk.

Default risk is a severe form of credit risk that refers to a pending or actual event of a default. A bond issuer is said to be in default if covenants of the bond agreement have been violated, an interest payment has been missed or if the repayment of principal is in jeopardy.

Interest rate risk is related to the underlying (or macroeconomic) rate environment. Rising interest rates diminish the value of existing bonds. Conversely, declining interest rate cycles tend to raise the value of existing bonds.

Liquidity risk is a threat to bonds that are seldom traded in active markets. As a consequence, the difference between the bid price and the asking price (the dealer’s markup) is usually much greater than is the case for bonds that are “liquid” — for which active markets exist. Often, these bonds are difficult to sell if the holder needs to raise cash. Bonds that are small in size, privately placed or non-rated are most subject to liquidity risk.

Prepayment risk is the possibility that a bond may be redeemed in part or full prior to maturity. When this occurs, the projected cash flow of a bond is altered and that may diminish the expected return. Prepayment risk is usually associated with mortgage-backed bonds or similar collateralized securities.

Reinvestment risk is the inability of a bondholder to reinvest cash flow (the interest payments on a bond) at the same, or higher, yield as the original investment. This is typically the case in a declining interest rate environment and may also result from prepayment risk.

Yield-spread risk refers to the widening of yields between a bond and its pricing benchmark, or widening spreads between rating categories. (The spread is the difference in yields between bonds.) Contagion effects among like classes of debt can drive yield-spread risk. For example, if the particular bonds of one city suffer an event of default, then all bonds associated with that locality — perhaps even those issued by the governing state — may experience spread-widening (higher yields and lower prices) as a result. Market forces, such as supply and demand, may intensify yield-spread risks.
[End Sidebar]

[Begin Pull Quote]
“The quality of these issues depends on the credit strength of the underlying entity, not the municipality in which they are issued. This is one area where we can add tremendous value for shareholders because we have the resources to rigorously evaluate these operating entities.”
— Brenda Ellerin, portfolio counselor
[End Pull Quote]

The fund’s size and professional management offer investors additional benefits not otherwise available to individuals. High-yield bonds are frequently less liquid than higher quality general obligation bonds — which are backed by the full faith and credit of the issuing municipality — and may demand a larger participation size than many individuals can afford. The fund’s portfolio counselors mitigate the effects of illiquidity by limiting exposure to any particular issue and by constantly monitoring the market, which allows them to assess the salability of each issue. Purchasing power plays a key role in adding value for shareholders. Portfolio counselor Neil Langberg explains, “Our transaction costs are much lower than retail investors pay, and we can search the market for the best deals possible.”

The benefits of owning tax-exempt bonds are well understood and appreciated by most investors. However, the risks attached to these securities, particularly higher yielding municipals, are too often overlooked or misunderstood. For that reason, we recommend that when investors reach for yield, they do so with the experience, expertise and diversity that a bond fund can provide.

[Begin Sidebar]
Portfolio counselors Neil Langberg, Brenda Ellerin and Karl Zeile on the collaborative American Funds municipal bond research process:

Neil: We have a great deal of analytical talent, but that’s only half of the equation. After we determine the credit situation of an individual bond, then it’s a question of whether it’s fairly priced in the marketplace. It’s a blending of analytical talent with market pricing input from our traders and input from other people in the department outside of the municipal area.

Brenda: All the analysts have research portfolios. When they make a bond recommendation, it’s not just based on its quality, but also how it’s priced and whether it’s a good fit for the research portfolio. I think that is really a competitive advantage of American Funds because at most other fund companies, analysts don’t manage money.

Karl: Having worked at American Funds for a few years, I really appreciate the integration of research, not only between our tax-exempt and taxable fixed-income analysts, but also with the equity analysts and the relationships I’ve been able to develop there. Working with the equity and taxable fixed-income analysts has made me a better analyst, and the conversations we have help us all make better decisions.
[End Sidebar]

[Begin Photo Caption]
[photo of Neil Langberg]
Neil Langberg
Years of industry experience: 27
Years with the fund: 11 (as portfolio counselor)
[End Photo Caption]

[Begin Photo Caption]
[photo of Brenda Ellerin]
Brenda Ellerin
Years of industry experience: 16
Years with the fund: 11
(7 as portfolio counselor, 4 as research analyst)
[End Photo Caption]

[Begin Photo Caption]
[photo of Karl Zeile]
Karl Zeile
Years of industry experience: 14
Years with the fund: 6
(1 as portfolio counselor, 5 as research analyst)
[End Photo Caption]

Summary investment portfolio, July 31, 2006

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings. For details on how to obtain a complete schedule of portfolio holdings, please see the inside back cover.

[begin pie chart]
Quality ratings*

Aaa/AAA	18.3%
Aa/AA	11.6
A/A	10.8
Baa/BBB	23.0
Ba/BB	22.3
B	9.9
Caa/CCC or less	1.3
Short-term securities & other assets less liabilities	2.8

*Bond ratings reflect those of a credit rating agency; if ratings are not available, they are assigned by the fund's research analysts.
[end pie chart]

	Principal amount	Market value	Percent of
Bonds & notes - 97.23%	(000)	(000)	net assets

Alabama - 0.57%
Other securities		$10,801	0.57%

Alaska - 1.42%
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2001, 5.375% 2021	$7,625	7,748.41
Other securities		19,339	1.01
		27,087	1.42

California - 10.48%
Pollution Control Fncg. Auth., AMT:
Solid Waste Disposal Rev. Ref. Bonds:
USA Waste Services, Inc. Project, 5.10% 2018	1,000	1,016
Waste Management, Inc. Project, 5.00% 2022	2,000	2,016
Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), 5.00%-5.125% 2023-2038	7,000	7,141.53
Statewide Communities Dev. Auth., Apartment Dev. Rev. Ref. Bonds (Irvine Apartment Communities, LP), Series 1998-A-1, AMT, 5.05% 2025 (put 2008)	7,000	7,080.37
Other securities		182,580	9.58
		199,833	10.48

Colorado - 3.74%
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2005, 5.00% 2035	11,000	10,907.57
City of Lakewood, Plaza Metropolitan Dist. No. 1, Public Improvement Fee/Tax Increment Supported Rev. Bonds, Series 2003, 8.00% 2025	8,500	9,348.49
Rampart Range Metropolitan Dist. No. 1 (City of Lone Tree), Rev. Bonds (Rampart Range Metropolitan Dist. No. 2 Project), Series 2001, 7.75% 2026	7,470	8,168.43
Other securities		42,816	2.25
		71,239	3.74

Connecticut - 1.91%
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Bonds, Series 2001, 6.00% 2016	6,100	6,457.34
Other securities		30,079	1.57
		36,536	1.91

Florida - 13.30%
Capital Projects Fin. Auth., Continuing Care Retirement Community Rev. Bonds (Capital Projects Loan Program - Glenridge on Palmer Ranch Project), Series 2002-A, 8.00% 2032	5,400	5,922.31
The Crossings at Fleming Island Community Dev. Dist. (Clay County), Special Assessment Ref. Bonds, Series 2000-C, 7.10% 2030	7,355	7,871.41
Miami-Dade County Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), AMT, 4.00% 2018	1,000	990.05
Monterra Community Dev. Dist. (Cooper City), Special Assessment Bonds, Series 2005-A, 5.50% 2036	6,000	6,039.32
Tuscany Reserve Community Dev. Dist., Collier County, Capital Improvement Rev. Bonds, Series 2005-A, 5.55% 2036	5,740	5,802.31
West Villages Improvement Dist. (North Port), Special Assessment Bonds (Unit of Dev. No. 2), Series 2005, 5.80% 2036	8,000	8,212.43
Other securities		218,794	11.47
		253,630	13.30

Georgia - 0.93%
Other securities		17,775.93

Idaho - 1.26%
Housing and Fin. Assn., Single-family Mortgage Bonds, AMT, 4.50%-5.75% 2010-2027	23,860	24,007	1.26

Illinois - 5.87%
Educational Facs. Auth., Student Housing Rev. Bonds, Educational Advancement Fund, Inc. (University Center Project), Series 2002, 6.25% 2030	6,000	6,483.34
Fin. Auth., Rev. Bonds (Clare at Water Tower Project), Series 2005-A, 6.125% 2038	9,000	9,210.49
Health Facs. Auth., Rev. Bonds (Villa St. Benedict Project), Series 2003-A-1, 6.90% 2033	5,700	6,215.33
Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), AMT:
Dev. Fin. Auth., 5.05% 2010	2,035	2,078
Fin. Auth., 5.05% 2029	2,000	2,000.21
Other securities		85,893	4.50
		111,879	5.87

Indiana - 2.49%
City of Fort Wayne, Pollution Control Rev. Ref. Bonds (General Motors Corp. Project), Series 2002, 6.20% 2025	6,000	6,080.32
Indianapolis Airport Auth., Special Fac. Rev. Ref. Bonds (Federal Express Corp. Project), Series 2004, AMT, 5.10% 2017	12,000	12,346.65
Other securities		28,995	1.52
		47,421	2.49

Iowa - 1.42%
Higher Education Loan Auth., Private College Fac. Rev. Bonds:
(Waldorf College Project), 7.375% 2019	9,585	9,821
(Wartburg College Project), Series 2005-B, 5.55% 2037	9,870	9,628	1.02
Other securities		7,589.40
		27,038	1.42

Kansas - 0.84%
Unified Government of Wyandotte County/Kansas City, Tax-Exempt Sales Tax Special Obligation Rev. Ref. Bonds (Redev. Project Area B), Series 2005, 4.75% 2016	11,250	11,372.60
Other securities		4,646.24
		16,018.84

Kentucky - 0.88%
Econ. Dev. Fin. Auth., Hospital System Ref. and Improvement Rev. Bonds (Appalachian Regional Healthcare, Inc. Project), Series 1997, 5.85% 2017	7,000	7,089.37
City of Maysville, Solid Waste Disposal Facs. Rev. Bonds (Inland Container Corp. Project - Temple-Inland Inc.), Series 1992, AMT, 6.90% 2022	7,000	7,751.40
Other securities		2,024.11
		16,864.88

Louisiana - 1.92%
Village of Hodge, Combined Utility System Rev. Ref. Bonds (Stone Container Corp. Project), Series 2003, AMT, 7.45% 2024	6,000	6,834.36
Tobacco Settlement Auth., Asset-backed Bonds, Series 2001-B, 5.50% 2030	16,835	17,325.91
Other securities		12,421.65
		36,580	1.92

Maryland - 1.63%
Other securities		31,009	1.63

Massachusetts - 0.75%
Dev. Fin. Agcy., Resource Recovery Rev. Bonds (Waste Management, Inc. Project), AMT, 6.90% 2029	1,000	1,079.06
Industrial Fin. Agcy., Resource Recovery Rev. Ref. Bonds (Ogden Haverhill Project), Series 1998-A, AMT, 5.30% 2009	6,300	6,503.34
Other securities		6,668.35
		14,250.75

Michigan - 3.75%
Econ. Dev. Corp. of the County of Midland, Pollution Control Limited Obligation Rev. Ref. Bonds (Midland Cogeneration Project), Series 2000-A, AMT, 6.875% 2009	15,865	16,160.85
Strategic Fund, Solid Waste Disposal Limited Obligation Rev. Ref. Bonds (Waste Management, Inc. Project), AMT, 3.00% 2013	1,000	994.05
Other securities		54,369	2.85
		71,523	3.75

Nevada - 3.25%
Clark County, Special Improvement Dist. No. 121 (Southern Highlands Area), Local Improvement Bonds, Series 1999, 7.50% 2019 (preref. 2009)	10,835	12,140.64
City of Henderson, Local Improvement Dist. No. T-18 (Inspirada), Limited Obligation Improvement Bonds, 5.30% 2035	6,675	6,601.35
Other securities		43,165	2.26
		61,906	3.25

New Jersey - 4.14%
Certs. of Part., Series 2004-A, 5.00% 2013	7,000	7,351.38
Econ Dev. Auth.:
Cigarette Tax Rev. Bonds, Series 2004, RADIAN insured, 5.375% 2015	5,500	5,947.31
Retirement Community Rev. Bonds (Seabrook Village, Inc. Fac.), Series 2000-A, 8.25% 2030	9,000	10,035.53
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2006-C, FSA insured, 0% 2034	26,420	6,769.36
Other securities		48,831	2.56
		78,933	4.14

New Mexico - 0.58%
Other securities		11,021.58

New York - 8.06%
Dormitory Auth., Third General Resolution Rev. Bonds (State University Educational Facs. Issue), Series 2002-B, 5.25% 2023 (put 2012)	13,500	14,319.75
City of New York, G.O. Bonds:
Fiscal 2004 Series G, 5.00% 2014	7,500	7,958
4.50%-5.50% 2009-2021	26,205	27,555	1.86
New York City Industrial Dev. Agcy.:
Liberty Rev. Bonds (7 World Trade Center, LLC Project), Series A:
6.25% 2015	19,000	20,218
6.50% 2035	8,500	9,077	1.54
Special Fac. Rev. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), AMT:
Series 2005, 8.00% 2028	7,000	8,367
7.625% 2025	3,000	3,513.62
Other securities		62,780	3.29
		153,787	8.06

North Carolina - 1.43%
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, 5.125%-7.25% 2007-2026	18,700	19,748	1.03
Other securities		7,585.40
		27,333	1.43

Ohio - 1.59%
Other securities		30,274	1.59

Oklahoma - 0.64%
Langston Econ. Dev. Auth., Student Housing Rev. Bonds (Langston Community Dev. Corp. Project), Series 2000-A, 7.75% 2030 (preref. 2010)	6,050	6,988.37
Other securities		5,169.27
		12,157.64

Oregon - 0.67%
Gilliam County, Demand Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), AMT, 5.25% 2029	5,000	5,071.27
Other securities		7,680.40
		12,751.67

Pennsylvania - 1.64%
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), AMT, 5.10% 2027	1,500	1,518.08
Other securities		29,770	1.56
		31,288	1.64

Puerto Rico - 0.86%
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2004-A, 5.75% 2027 (put 2012)	8,000	8,528.45
Other securities		7,871.41
		16,399.86

South Carolina - 1.56%
Piedmont Municipal Power Agcy., Electric Rev. Ref. Bonds, Series 1999-A, 5.25% 2015	6,000	6,118.32
Tobacco Settlement Rev. Management Auth., Tobacco Settlement Asset-backed Bonds, Series 2001-B, 6.00% 2022	9,750	10,299.54
Other securities		13,416.70
		29,833	1.56

Tennessee - 2.24%
Health, Educational and Housing Fac. Board of the County of Shelby, Rev. Bonds (Baptist Memorial Health Care), Series 2004-A, 5.00% 2020 (put 2008)	6,000	6,122.32
Other securities		36,676	1.92
		42,798	2.24

Texas - 6.46%
Alliance Airport Auth., Inc., Special Facs. Rev. Bonds (American Airlines, Inc. Project), AMT, 7.00% 2011	2,500	2,528
Dallas-Fort Worth International Airport Fac. Improvement Corp., American Airlines, Inc. Rev. Ref. Bonds, AMT, 7.25%-9.125% 2029-2030	10,000	10,712.69
Pollution Control Rev. Ref. Bonds:
Brazos River Auth., AMT:
(TXU Electric Co. Project), Series 2001-C, 5.75% 2036 (put 2011)	9,745	10,277
(TXU Energy Co. LLC Project), 6.75% 2038	1,000	1,110
Sabine River Auth., (TXU Electric Co. Project):
Series 2001-B, AMT, 5.75% 2030 (put 2011)	5,675	6,004
5.50% 2022	2,645	2,797	1.06
Other securities		89,772	4.71
		123,200	6.46

Utah - 1.12%
Single-family Mortgage Bonds, AMT:
Housing Corp., 4.625%-5.30% 2018-2027	18,320	18,392
Housing Fin. Agcy.:
Federally Insured or Guaranteed Mortgage Loans, 5.60% 2013	55	55
4.625%-5.60% 2010-2013	770	778	1.01
Other securities		2,120.11
		21,345	1.12

Virginia - 1.74%
Industrial Dev. Auth. of the County of Charles City, Tax-Exempt Solid Waste Disposal Rev. Bonds (Waste Management, Inc.), AMT, 6.25% 2027	1,000	1,090.06
Fairfax County Econ. Dev. Auth., Resource Recovery Rev. Ref. Bonds, Series A, AMT, AMBAC insured, 6.10% 2011	7,755	8,381.44
Other securities		23,700	1.24
		33,171	1.74

Washington - 1.07%
Energy Northwest, Columbia Generating Station Electric Rev. Ref. Bonds, Series 2005-A, 5.00% 2015	6,035	6,444.34
Other securities		13,895.73
		20,339	1.07

Wisconsin - 1.86%
Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 6.125% 2027	14,185	15,082.79
City of Franklin, (Waste Management of Wisconsin, Inc. Project), AMT:
Regional Solid Waste Fin. Commission, Demand Solid Waste Disposal Rev. Bonds, 4.95% 2016	3,750	3,789
Solid Waste Disposal Rev. Bonds, 4.95% 2016	5,000	5,045.46
Other securities		11,538.61
		35,454	1.86

Other states & U.S. territories - 3.99%
State of Maine, Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), AMT, 4.65% 2016	3,000	2,953.15
Other securities		73,162	3.84
		76,115	3.99

Mutli-State - 1.17%
Other securities		22,259	1.17

Total bonds & notes (cost: $1,797,946,000)		1,853,853	97.23

	Principal amount	Market value	Percent of
Short-term securities - 2.17%	(000)	(000)	net assets

North Slope Borough, Exempt Fac. Industrial Rev. Bonds (BP Exploration (Alaska) Inc. Project), Series 2001, AMT, 3.72% 2025 (1) (2)	1,050	1,050
City of Whiting, Indiana, Environmental Facs. Rev. Bonds (BP Products North America Inc. Projects), Series 2003, AMT, 3.72% 2038 (1)	2,375	2,375
State of Texas, Calhoun County Navigation Industrial Dev. Auth., Port Rev. Bonds (British Petroleum Company PLC, Guarantor), Series 1998, AMT, 3.72% 2030 (1)	4,100	4,100
West Side Calhoun County Navigation Dist., Texas, Sewage and Solid Waste Disposal Rev. Bonds (BP Chemicals Inc. Project), Series 1996, AMT, 3.72% 2031 (1)	1,000	1,000.45
City of Chicago, Illinois, Wastewater Transmission Rev. Bonds, Series 2004-A, MBIA insured, 3.67% 2039 (1)	10,500	10,500.55
County of Will, Illinois, Environmental Facs. Rev. Bonds (ExxonMobil Project), Series 2001, AMT, 3.63% 2026 (1)	3,000	3,000
State of Texas, Gulf Coast Waste Disposal Auth., Environmental Facs. Rev. Bonds (ExxonMobil Project), Series 2000 AMT, 3.63% 2030 (1)	2,400	2,400
Lincoln County, Wyoming, Pollution Control Rev. Bonds (Exxon Project), Series 1987-A, AMT, 3.69% 2017 (1)	1,100	1,100.34
State of New York, New York City Industrial Dev. Agcy., Special Fac. Rev. Bonds (1997 Korean Air Lines Co., Ltd. Project), Series 1997-A, AMT, 3.65% 2024 (1) (2)	6,500	6,500.34
Other securities		9,450.49

Total short-term securities (cost: $41,475,000)		41,475	2.17

Total investment securities (cost: $1,839,421,000)		1,895,328	99.40
Other assets less liabilities		11,396.60

Net assets		$1,906,724	100.00%

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio, including some securities for which resale may be limited to qualified institutional buyers or may require registration. The total value of such restricted securities was $43,530,000, which represented 2.28% of the net assets of the fund.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Coupon rate may change periodically; the date of the next scheduled coupon rate change is considered to be the maturity date.
(2) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

See Notes to Financial Statements

Key to abbreviations

Agcy. = Agency
AMT = Alternative Minimum Tax
Auth. = Authority
Certs. of Part. = Certificates of Participation
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
TECP = Tax-Exempt Commercial Paper

Financial statements

Statement of assets and liabilities
at July 31, 2006	(dollars and shares in thousands, except per-share amounts)

Assets:
Investment securities at market (cost:$ 1,839,421)		$1,895,328
Cash		79
Receivables for:
Sales of investments	$3,097
Sales of fund's shares	3,754
Interest	24,583	31,434
		1,926,841
Liabilities:
Payables for:
Purchases of investments	14,494
Repurchases of fund's shares	2,206
Dividends on fund's shares	1,964
Investment advisory services	480
Services provided by affiliates	854
Deferred directors' compensation	84
Other fees and expenses	35	20,117
Net assets at July 31, 2006		$1,906,724

Net assets consist of:
Capital paid in on shares of capital stock		$1,879,034
Undistributed net investment income		2,109
Accumulated net realized loss		(30,326)
Net unrealized appreciation		55,907
Net assets at July 31, 2006		$1,906,724

Total authorized capital stock - 200,000 shares, $.001 par value (122,213 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share(*	)

Class A	$1,596,604	102,336	$15.60
Class B	65,487	4,197	15.60
Class C	101,217	6,488	15.60
Class F	121,451	7,784	15.60
Class R-5	21,965	1,408	15.60
(*) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $16.21.

See Notes to Financial Statements

Statement of operations
for the year ended July 31, 2006	(dollars in thousands)

Investment income:
Income:
Interest		$90,576

Fees and expenses (*):
Investment advisory services	$6,000
Distribution services	6,019
Transfer agent services	460
Administrative services	235
Reports to shareholders	41
Registration statement and prospectus	161
Postage, stationery and supplies	46
Directors' compensation	48
Auditing and legal	71
Custodian	9
Federal and state income taxes	204
Other state and local taxes	21
Other	67
Total fees and expenses before waiver	13,382
Less waiver of fees and expenses:
Investment advisory services	600
Total fees and expenses after waiver		12,782
Net investment income		77,794

Net realized loss and unrealized appreciation on investments:
Net realized loss on investments		(2,506)
Net unrealized appreciation on investments		1,428
Net realized loss and unrealized
appreciation on investments		(1,078)

Net increase in net assets resulting from operations		$76,716

(*) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets	(dollars in thousands)

	Year ended July 31
	2006	2005
Operations:
Net investment income	$77,794	$63,691
Net realized (loss) gain on investments	(2,506)	1,332
Net unrealized appreciation on investments	1,428	32,605
Net increase in net assets resulting from operations	76,716	97,628

Dividends paid or accrued to shareholders from net investment income	(76,927)	(62,955)

Capital share transactions	273,686	287,243

Total increase in net assets	273,475	321,916

Net assets:
Beginning of year	1,633,249	1,311,333
End of year (including undistributed net investment income: $2,109 and $1,910, respectively)	$1,906,724	$1,633,249

See Notes to Financial Statements

Notes to financial statements

1.	Organization and significant accounting policies

Organization - American High-Income Municipal Bond Fund, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks a high level of current income exempt from regular federal income taxes through a diversified, carefully researched portfolio of higher yielding, lower rated, higher risk municipal bonds. It may invest without limits in bonds subject to the alternative minimum tax.

The fund offers five share classes consisting of four retail share classes and one retirement plan share class. The retirement plan share class (R-5) is sold without any sales charges and does not carry any conversion rights. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 3.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Class B	None	Declines from 5% to 0% for redemptions within six years of purchase	Class B converts to Class A after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F after 10 years
Class F	None	None	None
Class R-5	None	None	None

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

Security valuation - Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available or are considered unreliable are fair valued as determined in good faith under procedures adopted by authority of the fund's board of directors. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

Security transactions and related investment income - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations - Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders - Dividends paid to shareholders are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

2. Federal income taxation and distributions

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net income and net capital gains each year. The fund is not subject to income taxes to the extent taxable income and net capital gains are distributed. Therefore, no federal income tax provision is required. Generally, income earned by the fund is exempt from federal income taxes; however, the fund may earn taxable income from certain investments.

Distributions - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as short-term capital gains and losses; net capital losses; and amortization of market discounts. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

During the year ended July 31, 2006, the fund reclassified $139,000 to accumulated net realized loss and $529,000 to capital paid in on shares of capital stock from undistributed net investment income to align financial reporting with tax reporting.

As of July 31, 2006, the components of distributable earnings, unrealized appreciation (depreciation) and cost of investments on a tax basis were as follows:
	(dollars in thousands)
Undistributed tax-exempt income		$1,778
Capital loss carryforwards*:
Expiring 2009	$(5,887)
Expiring 2011	(402)
Expiring 2012	(17,397)
Expiring 2013	(3,652)	(27,338)
Post-October capital loss deferrals (realized during the period November 1, 2005 through July 31, 2006) †		(2,988)
Gross unrealized appreciation on investment securities		67,965
Gross unrealized depreciation on investment securities		(9,680)
Net unrealized appreciation on investment securities		58,285
Cost of investment securities		1,837,043

* Reflects the utilization of capital loss carryforwards of $621,000. The capital loss carryforwards will be used to offset any capital gains realized by the fund in future years through expiration dates. The fund will not make distributions from capital gains while capital loss carryforwards remain.
† These deferrals are considered incurred in the subsequent year.

Tax-exempt income distributions paid to shareholders were as follows (dollars in thousands):

	Year ended July 31
Share class	2006	2005
Class A	$65,524	$53,815
Class B	2,438	2,312
Class C	3,470	2,853
Class F	4,496	2,751
Class R-5	999	1,224
Total	$76,927	$62,955

3. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Service Company SM ("AFS"), the fund’s transfer agent, and American Funds Distributors, Inc.SM ("AFD"), the principal underwriter of the fund’s shares.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.30% on the first $60 million of daily net assets and decreasing to 0.15% on such assets in excess of $3 billion. The agreement also provides for monthly fees, accrued daily, of 3.00% on the first $3,333,333 of the fund's monthly gross income and 2.50% on such income in excess of $3,333,333. CRMC is currently waiving 10% of investment advisory services fees. During the year ended July 31, 2006, total investment advisory services fees waived by CRMC were $600,000. As a result, the fee shown on the accompanying financial statements of $6,000,000, which was equivalent to an annualized rate of 0.339%, was reduced to $5,400,000, or 0.306% of average daily net assets.

Class-specific fees and expenses - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the board of directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted below. In some cases, the board of directors has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A, the board of directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. This class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of July 31, 2006, there were no unreimbursed expenses subject to reimbursement for Class A.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class B	1.00	1.00
Class C	1.00	1.00
Class F	0.25	0.50

Transfer agent services - The fund has a transfer agent agreement with AFS for Class A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

Administrative services - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than Class A and B. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services.

Expenses under the agreements described above for the year ended July 31, 2006, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services
			CRMC administrative services	Transfer agent services
Class A	$4,193	$436	Not applicable	Not applicable
Class B	656	24	Not applicable	Not applicable
Class C	914	Included in administrative services	$103	$9
Class F	256		86	14
Class R-5	Not applicable		22	1
Total	$6,019	$460	$211	$24

Deferred directors’ compensation - Since the adoption of the deferred compensation plan in 1994, directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors’ compensation of $48,000, shown on the accompanying financial statements, includes $40,000 in current fees (either paid in cash or deferred) and a net increase of $8,000 in the value of the deferred amounts.

Affiliated officers and directors - Officers and certain directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or directors received any compensation directly from the fund.

4. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class	Sales(*)		Reinvestments of dividends		Repurchases(*)		Net increase (decrease)
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended July 31, 2006
Class A	$428,622	27,545	$48,564	3,121	$(250,252)	(16,090)	$226,934	14,576
Class B	9,067	583	1,718	110	(10,896)	(701)	(111)	(8)
Class C	33,002	2,121	2,598	167	(24,263)	(1,560)	11,337	728
Class F	59,157	3,802	3,336	215	(26,784)	(1,722)	35,709	2,295
Class R-5	4,885	314	310	20	(5,378)	(346)	(183)	(12)
Total net increase
(decrease)	$534,733	34,365	$56,526	3,633	$(317,573)	(20,419)	$273,686	17,579

Year ended July 31, 2005
Class A	$378,876	24,419	$38,248	2,464	$(184,249)	(11,874)	$232,875	15,009
Class B	10,616	685	1,590	102	(8,163)	(526)	4,043	261
Class C	33,947	2,188	2,009	129	(17,821)	(1,148)	18,135	1,169
Class F	51,089	3,291	1,993	128	(14,993)	(967)	38,089	2,452
Class R-5	9,958	642	558	36	(16,415)	(1,060)	(5,899)	(382)
Total net increase
(decrease)	$484,486	31,225	$44,398	2,859	$(241,641)	(15,575)	$287,243	18,509

(*) Includes exchanges between share classes of the fund.

5. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities, of $562,828,000 and $244,574,000, respectively, during the year ended
July 31, 2006.

Financial highlights (1)

		Income from investment operations (2)

	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized )	Total from investment operations	Dividends (from net investment income )	Net asset value, end of period	Total return(3)	Net assets, end of period (in millions	)	Ratio of expenses to average net assets before waivers	Ratio of expenses to average net assets after waivers	(4)	Ratio of net income to average net assets
Class A:
Year ended 7/31/2006	$15.61	$.70	$(.02)	$.68	$(.69)	$15.60	4.44%	$1,597.69%			.66%		4.47%
Year ended 7/31/2005	15.23	.68	.37	1.05	(.67)	15.61	7.03	1,370.71			.69		4.39
Year ended 7/31/2004	14.98	.71	.24	.95	(.70)	15.23	6.45	1,108.74			.74		4.67
Year ended 7/31/2003	15.28	.77	(.31)	.46	(.76)	14.98	3.06	955.77			.77		5.08
Year ended 7/31/2002	15.35	.84	(.08)	.76	(.83)	15.28	5.10	823.77			.77		5.43
Class B:
Year ended 7/31/2006	15.61	.59	(.02)	.57	(.58)	15.60	3.71	66		1.41	1.38		3.75
Year ended 7/31/2005	15.23	.58	.37	.95	(.57)	15.61	6.30	65		1.42	1.40		3.69
Year ended 7/31/2004	14.98	.61	.24	.85	(.60)	15.23	5.71	60		1.45	1.45		3.96
Year ended 7/31/2003	15.28	.66	(.31)	.35	(.65)	14.98	2.34	52		1.47	1.47		4.34
Year ended 7/31/2002	15.35	.73	(.08)	.65	(.72)	15.28	4.37	31		1.47	1.47		4.68
Class C:
Year ended 7/31/2006	15.61	.58	(.02)	.56	(.57)	15.60	3.66	101		1.46	1.43		3.70
Year ended 7/31/2005	15.23	.56	.37	.93	(.55)	15.61	6.17	90		1.54	1.52		3.55
Year ended 7/31/2004	14.98	.59	.24	.83	(.58)	15.23	5.59	70		1.57	1.57		3.83
Year ended 7/31/2003	15.28	.64	(.31)	.33	(.63)	14.98	2.21	56		1.59	1.59		4.19
Year ended 7/31/2002	15.35	.71	(.08)	.63	(.70)	15.28	4.22	28		1.59	1.59		4.53
Class F:
Year ended 7/31/2006	15.61	.69	(.02)	.67	(.68)	15.60	4.41	121.72			.69		4.43
Year ended 7/31/2005	15.23	.67	.37	1.04	(.66)	15.61	6.95	86.79			.76		4.29
Year ended 7/31/2004	14.98	.70	.24	.94	(.69)	15.23	6.35	46.82			.82		4.55
Year ended 7/31/2003	15.28	.76	(.31)	.45	(.75)	14.98	2.96	24.85			.85		4.91
Year ended 7/31/2002	15.35	.82	(.08)	.74	(.81)	15.28	4.96	13.88			.88		5.26
Class R-5:
Year ended 7/31/2006	15.61	.73	(.02)	.71	(.72)	15.60	4.66	22.48			.45		4.68
Year ended 7/31/2005	15.23	.72	.37	1.09	(.71)	15.61	7.27	22.48			.46		4.62
Year ended 7/31/2004	14.98	.75	.24	.99	(.74)	15.23	6.68	27.51			.51		4.90
Year ended 7/31/2003	15.28	.80	(.31)	.49	(.79)	14.98	3.29	14.53			.53		5.19
Period from 7/15/2002 to 7/31/2002	15.30	.03	(.02)	.01	(.03)	15.28	.09	4.02			.02		.23

	Year ended July 31
	2006	2005	2004	2003	2002

Portfolio turnover rate for all classes of shares	14%	10%	6%	7%	12%

(1) Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Based on average shares outstanding.
(3) Total returns exclude all sales charges, including contingent deferred sales charges.
(4) The ratios in this column reflect the impact, if any, of certain waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services for all share classes.

See Notes to Financial Statements

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholders of American High-Income Municipal Bond Fund, Inc.:

In our opinion, the accompanying statement of assets and liabilities, including the summary investment portfolio, and the related statements of operations and changes in net assets and the financial highlights present fairly, in all material respects, the financial position of American High-Income Municipal Bond Fund (the "Fund") at July 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at July 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Los Angeles, California
September 8, 2006

Tax information                                                                                                  unaudited

We are required to advise you within 60 days of the fund’s fiscal year-end regarding the federal tax status of certain distributions received by shareholders during such fiscal year. The fund hereby designates the following amount for the fund’s fiscal year ended July 31, 2006:

Exempt interest dividends   100%

Individual shareholders should refer to their Form 1099-DIV or other tax information, which will be mailed in January 2007, to determine the calendar year amounts to be included on their 2006 tax returns. Shareholders should consult their tax advisers.

Other share class results			unaudited

Class B, Class C and Class F

Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended June 30, 2006 (the most recent calendar quarter):

	1 year	5 years	Life of class
Class B shares— first sold 3/15/00
Reflecting applicable contingent deferred sales charge
(CDSC), maximum of 5%, payable only if shares are
sold within six years of purchase	-2.37%	+4.19%	+5.24%
Not reflecting CDSC	+2.57%	+4.53%	+5.24%

Class C shares— first sold 3/15/01
Reflecting CDSC, maximum of 1%, payable only if
shares are sold within one year of purchase	+1.53%	+4.41%	+4.57%
Not reflecting CDSC	+2.52%	+4.41%	+4.57%

Class F shares* — first sold 3/19/01
Not reflecting annual asset-based fee charged by
sponsoring firm	+3.27%	+5.17%	+5.31%

The fund’s investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased the waiver to 10% on April 1, 2005. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on page 21 for details.

*These shares are sold without any initial or contingent deferred sales charge.

Expense example                                                                                        unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2006, through July 31, 2006).

Actual expenses:

The first line of each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period. There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Hypothetical example for comparison purposes:

The second line of each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds. There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 2/1/2006	Ending account value 7/31/2006	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$1,025.29	$3.16	.63%
Class A -- assumed 5% return	1,000.00	1,021.67	3.16	.63
Class B -- actual return	1,000.00	1,021.63	6.87	1.37
Class B -- assumed 5% return	1,000.00	1,018.00	6.85	1.37
Class C -- actual return	1,000.00	1,021.63	7.47	1.49
Class C -- assumed 5% return	1,000.00	1,017.41	7.45	1.49
Class F -- actual return	1,000.00	1,025.06	3.41	.68
Class F -- assumed 5% return	1,000.00	1,021.42	3.41	.68
Class R-5 -- actual return	1,000.00	1,026.26	2.16	.43
Class R-5 -- assumed 5% return	1,000.00	1,022.66	2.16	.43

* Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (181), and divided by 365 (to reflect the one-half year period).

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through May 31, 2007. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all of the fund’s independent board members. The information, material facts and conclusions that formed the basis for the committee’s recommendation and the board’s subsequent approval are described below.

1. Information reviewed

Materials reviewed — During the course of each year, board members review a wide variety of materials relating to the services provided by CRMC, including reports on the fund’s investment results, portfolio composition, portfolio trading practices, shareholder services, and other information relating to the nature, extent and quality of services provided by CRMC to the fund. In addition, the committee requests and reviews supplementary information that includes extensive materials regarding the fund’s investment results, advisory fee and expense comparisons, financial and profitability information regarding CRMC, descriptions of various functions such as compliance monitoring and portfolio trading practices, and information about the personnel providing investment management and administrative services to the fund.

Review process — The committee received assistance and advice regarding legal and industry standards from independent counsel to the board. The committee discussed the approval of the agreement with CRMC representatives and in a private session with counsel at which no representatives of CRMC were present. In deciding to recommend approval of the agreement, the committee did not identify any single issue or particular piece of information that, in isolation, was the controlling factor. This summary describes the most important, but not all, of the factors considered by the board and the committee.

2. Nature, extent and quality of services

CRMC, its personnel and its resources — The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address the recent growth in assets under management. The board and the committee also considered that CRMC made available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, investment results and portfolio accounting. They considered CRMC’s commitment to investing in information technology supporting investment management and compliance. They further considered CRMC’s continuing need to attract and retain qualified personnel and to maintain and enhance its resources and systems. The board and the committee also considered the benefits to fund shareholders from investing in a fund that is part of a large family of funds offering a variety of investment objectives.

Other services — The board and the committee considered CRMC’s policies, procedures and systems designed to comply with applicable laws and regulations and its commitment to compliance; its efforts to keep the board members informed; and its attention to matters that may involve potential conflicts of interest with the fund. The board and the committee also considered the nature, extent, quality and cost of administrative, distribution and shareholder services provided by CRMC to the fund under the agreement and other agreements, including the information technology, legal, and fund accounting and treasury functions.

3. Investment results

The board and the committee considered the investment results of the fund in light of its objective of providing high current income exempt from regular federal income tax. They compared the fund’s total returns with the total returns of the Lipper High-Yield Municipal Debt Funds Index (the Lipper category that includes the fund), the averages of the funds included in the index each year, and the Lehman Non-Investment Grade Municipal Bond Index (another relevant index given the composition of the fund’s investment portfolio). The board and the committee noted that for the 10-year period ended December 31, 2005, the fund’s investment results were at or above these Lipper measures, but that its investment results lagged these measures for the three- and five-year periods ended on that date and were below the Lehman index for the 10-year period. The board and the committee further noted that the fund’s short-term results had been affected by its higher portfolio quality and substantial cash flows compared to those of its peers, as well as by its lack of leverage compared to many of its highest performing peers. The board and the committee observed that an additional experienced analyst had recently been added to the fund’s research team, and that CRMC was seeking to add another analyst as well.

4. Advisory fees and total expenses

The board and the committee reviewed the advisory fees and total expenses of the fund (each as a percentage of average net assets) and compared such amounts with the median fee and expense levels of all other funds currently in the Lipper High-Yield Municipal Debt Funds Index and the funds included in the index for the 10-year period ended July 31, 2005. The board and the committee observed that the fund’s advisory fees (as a percentage of average net assets) were well below the median fee levels of the other funds for the entire period, and that its total expenses (as a percentage of average net assets) were below the median levels of the other funds for the last eight years of the period. The board and the committee also noted that the 5% advisory fee waiver that CRMC put into effect in September 2004 was increased to 10% on April 1, 2005.

The board and the committee also reviewed information regarding the advisory fees paid by institutional clients of an affiliate of CRMC with similar investment mandates. They noted that, although the fees paid by those clients generally were lower than those paid by the American Funds, these differences reflected the significant investment, operational and regulatory differences between advising mutual funds and institutional clients.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, as well as the resulting level of profits to CRMC, comparing those to the reported results of several large, publicly held investment management companies. The committee also received information during the past year regarding the structure and manner in which CRMC’s investment professionals were compensated and CRMC’s view of the relationship of such compensation to the attraction and retention of quality personnel. The board and the committee considered CRMC’s willingness to invest in technology, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements. They further considered that breakpoint discounts in the fund’s advisory fee structure reduce the level of fees charged by CRMC to the fund as fund assets increase. They also considered the impact of the current 10% advisory fee waiver.

6. Ancillary benefits

The board and the committee considered a variety of other benefits received by CRMC and its affiliates as a result of CRMC’s relationship with the fund and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC’s institutional management affiliates. The board and the committee reviewed CRMC’s portfolio trading practices, noting that while CRMC receives the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the fund, it does not obtain third-party research or other services in return for allocating brokerage to such broker-dealers.

7. Conclusions

Based on their review, including their consideration of each of the factors referred to above, the board and the committee concluded that the agreement is fair and reasonable to the fund and its shareholders, that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund, that each of the factors discussed above supported approval of the agreement, and that approval of the agreement was in the best interests of the fund and its shareholders.

Board of directors

“Non-interested” directors

	Year first
	elected
	a director
Name and age	of the fund[1]	Principal occupation(s) during past five years

Ambassador Richard G.	1999	Corporate director and author; former U.S.
Capen, Jr., 72		Ambassador to Spain; former Vice Chairman, Knight-Ridder, Inc. (communications company); former Chairman and Publisher, The Miami Herald

H. Frederick Christie, 73	1994	Private investor; former President and CEO, The Mission Group (non-utility holding company, subsidiary of Southern California Edison Company)

Diane C. Creel, 57	1994	Chairman of the Board, President and CEO, Ecovation, Inc. (organic waste management); former President and CEO, The Earth Technology Corporation (international consulting engineering)

Martin Fenton, 71	1994	Chairman of the Board, Senior Resource Group LLC
Chairman of the Board		(development and management of senior living
(Independent and		communities)
Non-Executive)

Leonard R. Fuller, 60	1994	President and CEO, Fuller Consulting (financial management consulting firm)

R. Clark Hooper, 60	2005	President, Dumbarton Group LLC (consulting); former Executive Vice President — Policy and Oversight, NASD

Richard G. Newman, 71	1994	Chairman of the Board, AECOM Technology Corporation (engineering, consulting and professional technical services)

Frank M. Sanchez, 62	1999	Principal, The Sanchez Family Corporation dba McDonald’s Restaurants (McDonald’s licensee)

“Non-interested” directors

	Number of
	portfolios
	in fund
	complex[2]
	overseen by
Name and age	director	Other directorships[3] held by director

Ambassador Richard G.	14	Carnival Corporation
Capen, Jr., 72

H. Frederick Christie, 73	19	Ducommun Incorporated; IHOP Corporation; Southwest Water Company

Diane C. Creel, 57	12	Allegheny Technologies; BF Goodrich; Foster Wheeler Ltd.

Martin Fenton, 71	16	None
Chairman of the Board
(Independent and
Non-Executive)

Leonard R. Fuller, 60	14	None

R. Clark Hooper, 60	15	None

Richard G. Newman, 71	13	Sempra Energy; Southwest Water Company

Frank M. Sanchez, 62	12	None

“Interested” directors[4]

	Year first
	elected a
	director or
Name, age and	officer of	Principal occupation(s) during past five years and
position with fund	the fund[1]	positions held with affiliated entities or the principal underwriter of the fund

Abner D. Goldstine, 76	1994	Senior Vice President and Director, Capital Research
Vice Chairman of the Board		and Management Company

Paul G. Haaga, Jr., 57	1994	Vice Chairman of the Board, Capital Research
Vice Chairman of the Board		and Management Company; Director, The Capital Group Companies, Inc.[5]

Mark R. Macdonald, 47	1996	Senior Vice President and Director, Capital Research
President		and Management Company

“Interested” directors[4]

	Number of
	portfolios
	in fund
	complex[2]
Name, age and	overseen by
position with fund	director	Other directorships[3] held by director

Abner D. Goldstine, 76	12	None
Vice Chairman of the Board

Paul G. Haaga, Jr., 57	16	None
Vice Chairman of the Board

Mark R. Macdonald, 47	1	None
President

The statement of additional information includes additional information about fund directors and is available without charge upon request by calling American Funds Service Company at 800/421-0180. The address for all directors and officers of the fund is 333 South Hope Street, Los Angeles, CA 90071, Attention: Fund Secretary.

Please see page 28 for footnotes.

Other officers

	Year first
	elected	Principal occupation(s) during past five years
Name, age and	an officer	and positions held with affiliated entities or the
position with fund	of the fund[1]	principal underwriter of the fund

David A. Hoag, 41	1997	Senior Vice President, Capital Research Company[5]
Executive Vice President

Neil L. Langberg, 53	1994	Vice President — Investment Management Group,
Senior Vice President		Capital Research and Management Company

Brenda S. Ellerin, 43	2001	Senior Vice President, Capital Research Company[5]
Vice President

Edward B. Nahmias, 54	1999	Senior Vice President, Capital Research Company[5]
Vice President

Kristine M. Nishiyama, 36	2003	Vice President and Counsel — Fund Business
Vice President		Management Group, Capital Research and Management Company; Vice President and Counsel — Capital Bank and Trust Company[5]

Kimberly S. Verdick, 41	1994	Vice President — Fund Business Management
Secretary		Group, Capital Research and Management Company

Sharon G. Moseley, 38	2003	Vice President — Fund Business Management
Treasurer		Group, Capital Research and Management Company

Susi M. Silverman, 36	2001	Vice President — Fund Business Management
Assistant Treasurer		Group, Capital Research and Management Company

1 Directors and officers of the fund serve until their resignation, removal or retirement.
2 Capital Research and Management Company manages the American Funds, consisting of 29 funds. Capital Research and Management Company also manages American Funds Insurance Series,® which serves as the underlying investment vehicle for certain variable insurance contracts, and Endowments, whose shareholders are limited to certain nonprofit organizations.
3 This includes all directorships (other than those in the American Funds) that are held by each director as a director of a public company or a registered investment company.
4 “Interested persons” within the meaning of the 1940 Act, on the basis of their affiliation with the fund’s investment adviser, Capital Research and Management Company, or affiliated entities (including the fund’s principal underwriter).
5 Company affiliated with Capital Research and Management Company.

Offices of the fund and of the investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

135 South State College Boulevard
Brea, CA 92821-5823

Transfer agent for shareholder accounts
American Funds Service Company
(Please write to the address nearest you.)

P.O. Box 25065
Santa Ana, CA 92799-5065

P.O. Box 659522
San Antonio, TX 78265-9522

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, CA 90071-2228

Independent registered public accounting firm
PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, CA 90071-2889

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

There are several ways to invest in American High-Income Municipal Bond Fund. Class A shares are subject to a 3.75% maximum up-front sales charge that declines for accounts (and aggregated investments) of $100,000 or more and is eliminated for purchases of $1 million or more. Other share classes have no up-front sales charges but are subject to additional annual expenses and fees. Annual expenses for Class B shares were 0.72 percentage points higher than for Class A shares; Class B shares convert to Class A shares after eight years of ownership. If redeemed within six years, Class B shares may also be subject to a contingent deferred sales charge (“CDSC”) of up to 5% that declines over time. Class C shares were subject to annual expenses 0.77 percentage points higher than those for Class A shares and a 1% CDSC if redeemed within the first year after purchase. Class C shares convert to Class F shares after 10 years. Class F shares, which are available only through certain fee-based programs offered by broker-dealer firms and registered investment advisers, had higher annual expenses (by 0.03 percentage points) than did Class A shares, and an annual asset-based fee charged by the sponsoring firm. Expenses are deducted from income earned by the fund. As a result, dividends and investment results will differ for each share class.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus, which can be obtained from your financial adviser and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Guidelines” — which describes how we vote proxies relating to portfolio securities — is available free of charge on the U.S. Securities and Exchange Commission (SEC) website at sec.gov, on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the SEC for the 12 months ended June 30 by August 31. The report also is available on the SEC and American Funds websites.

A complete July 31, 2006, portfolio of American High-Income Municipal Bond Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

American High-Income Municipal Bond Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. (800/SEC-0330). Additionally, the list of portfolio holdings also is available by calling AFS.

This report is for the information of shareholders of American High-Income Municipal Bond Fund, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 2006, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

[logo - American Funds®]

The right choice for the long term®

What makes American Funds different?

For nearly 75 years, we have followed a consistent philosophy that we firmly believe is in our investors’ best interests. The range of opportunities offered by our family of just 29 carefully conceived, broadly diversified funds has attracted over 35 million shareholder accounts.

Our unique combination of strengths includes these five factors:

• A long-term, value-oriented approach
We buy stocks and bonds of well-managed companies at reasonable prices and hold them for the long term.

• An extensive global research effort
American Funds investment professionals search the world to gain a comprehensive understanding of companies and markets.

• The multiple portfolio counselor system
Our unique method of portfolio management, developed nearly 50 years ago, blends teamwork with individual accountability and has provided American Funds with a sustainable method of achieving fund objectives.

• Experienced investment professionals
American Funds portfolio counselors have an average of 23 years of investment experience, providing a wealth of knowledge and experience that few organizations have.

• A commitment to low operating expenses
The American Funds provide exceptional value for shareholders, with operating expenses that are among the lowest in the mutual fund industry.

29 mutual funds, consistent philosophy, consistent results

• Growth funds
Emphasis on long-term growth through stocks
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World FundSM
SMALLCAP World Fund®

• Growth-and-income funds
Emphasis on long-term growth and dividends through stocks
American Mutual Fund®
Capital World Growth and Income FundSM
Fundamental InvestorsSM
The Investment Company of America®
Washington Mutual Investors FundSM

• Equity-income funds
Emphasis on above-average income and growth through stocks and/or bonds
Capital Income Builder®
The Income Fund of America®

• Balanced fund
Emphasis on long-term growth and current income through stocks and bonds
American Balanced Fund®

• Bond funds
Emphasis on current income through bonds
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund®
Intermediate Bond Fund of America®
U.S. Government Securities FundSM

• Tax-exempt bond funds
Emphasis on tax-free current income through municipal bonds
> American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

• Money market funds
The Cash Management Trust of America®
The Tax-Exempt Money Fund of AmericaSM
The U.S. Treasury Money Fund of AmericaSM

The Capital Group Companies

American Funds                  Capital Research and Management                        Capital International                   Capital Guardian                Capital Bank and Trust

Lit. No. MFGEAR-940-0906P

Litho in USA CG/PNL/6376-S7521

Printed on recycled paper

ITEM 2 - Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer. The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics. Such request can be made to American Funds Service Company at 800/421-0180 or to the Secretary of the Registrant, 333 South Hope Street, Los Angeles, California 90071.

ITEM 3 - Audit Committee Financial Expert

The Registrant’s Board has determined that Richard G. Newman, a member of the Registrant’s Audit Committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the Audit Committee and of the Board, nor will it reduce the responsibility of the other Audit Committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the Board had designated them as such. Most importantly, the Board believes each member of the Audit Committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 - Principal Accountant Fees and Services

Registrant:
a) Audit Fees:
2005	$44,000
2006	$45,000
b) Audit-Related Fees:
2005	None
2006	None
c) Tax Fees:
2005	$6,000
2006	$6,000
The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns.
d) All Other Fees:
2005	None
2006	None

Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):

a) Not Applicable
b) Audit-Related Fees:
2005	None
2006	None
c) Tax Fees:
2005	None
2006	$26,000
The tax fees consist of consulting services relating to the registrant’s investments.
d) All Other Fees:
2005	None
2006	None

The Registrant’s Audit Committee will pre-approve all audit and permissible non-audit services that the Committee considers compatible with maintaining the auditors’ independence. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The Committee will not delegate its responsibility to pre-approve these services to the investment adviser. The Committee may delegate to one or more Committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full Committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser, and affiliates.

Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant and the adviser and affiliates that provide ongoing services to the Registrant were $6,000 for fiscal year 2005 and $33,000 for fiscal year 2006. The non-audit services represented by these amounts were brought to the attention of the Committee and considered to be compatible with maintaining the auditors’ independence.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Schedule of Investments

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American High-Income Municipal Bond Fund®
Investment portfolio

July 31, 2006

Bonds & notes — 97.23%	Principal amount (000)	Market value (000)

ALABAMA — 0.57%
21st Century Auth., Tobacco Settlement Asset-backed Rev. Bonds, Series 2001, 5.25% 2009	$2,215	$2,267
Industrial Dev. Board of the Town of Courtland, Solid Waste Disposal Rev. Ref. Bonds (International Paper Co. Projects), Series 2004-A, 4.75% 2017	2,000	1,982
Special Care Fac. Fncg. Auth. of the City of Huntsville — Carlton Cove, Retirement Fac. Rev. Bonds (Carlton Cove, Inc. Project), Series 2001, 8.125% 2031[1]	5,750	3,340
Industrial Dev. Board of the City of Phenix City, Environmental Improvement Rev. Ref. Bonds
(MeadWestvaco-Mead Coated Board Project), Series 2002-A, AMT, 6.35% 2035	3,000	3,212
		10,801

ALASKA — 1.42%
Housing Fin. Corp., Home Mortgage Rev. Bonds, Series 2006-C, AMT, MBIA insured, 5.50% 2037	4,500	4,767
Industrial Dev. and Export Auth., Revolving Fund Ref. Bonds, Series 2002-A, AMT, MBIA insured, 5.50% 2010	1,775	1,864
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2000, 5.60% 2010	1,000	1,034
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2000, 6.20% 2022	1,250	1,303
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2001, 5.375% 2021	7,625	7,748
Student Loan Corp., Education Loan Rev. Bonds, Series 2004-A-3, AMT, 5.25% 2012	1,420	1,496
Student Loan Corp., Education Loan Rev. Bonds, Series 2005-A, AMT, 5.00% 2014	1,500	1,571
Student Loan Corp., Education Loan Rev. Bonds, Series 2005-A, AMT, 5.00% 2017	3,000	3,119
Student Loan Corp., Education Loan Rev. Bonds, Series 2006-A-2, AMT, 5.00% 2016	1,500	1,577
Student Loan Corp., Education Loan Rev. Bonds, Series 2006-A-2, AMT, 5.00% 2017	2,500	2,608
		27,087

ARIZONA — 0.37%
Industrial Dev. Auth. of the County of Navajo, Rev. Bonds (Stone Container Corp. Project), Series 1997, AMT, 7.20% 2027	3,600	3,711
Quail Creek Community Facs. Dist. (Sahuarita), G.O. Bonds, Series 2006, 5.55% 2030	1,620	1,635
Student Loan Acquisition Auth., Student Loan Rev. Ref. Bonds, Series 1999-A-1, AMT, 5.45% 2011	1,675	1,755
		7,101

ARKANSAS — 0.35%
Washington County, Hospital Rev. Construction Bonds (Washington Regional Medical Center), Series 2005-A, 5.00% 2035	1,500	1,506
Washington County, Hospital Rev. Ref. Bonds (Washington Regional Medical Center), Series 2005-B, 5.00% 2013	2,465	2,557
Washington County, Hospital Rev. Ref. Bonds (Washington Regional Medical Center), Series 2005-B, 5.00% 2019	2,635	2,692
		6,755

CALIFORNIA — 10.48%
Community Facs. Dist. No. 1, Adelanto Elementary School Dist., Special Tax Bonds, Series 2006, 5.40% 2036	1,000	1,005
City of Antioch Public Fncg. Auth., 1998 Reassessment Rev. Bonds, Series B, 5.80% 2011	1,330	1,385
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Bonds (San Diego Hospital Assn.), Series 2001-A, 6.125% 2020	3,000	3,237
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Bonds (San Diego Hospital Assn.), Series 2003-C, 5.375% 2021	1,500	1,573
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part.
(American Baptist Homes of the West Facs. Project), Series 1998-A, 6.10% 2017	1,650	1,677
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part. (Episcopal Homes Foundation), Series 1998, 5.125% 2013	3,500	3,570
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part. (Episcopal Homes Foundation), Series 1998, 5.125% 2018	1,000	1,010
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Southern California Presbyterian Homes Obligated Group, Rev. Bonds (Redwood Senior Homes and Services), Series 2002, 6.125% 2032	1,000	1,072
City of Chino Hills, Community Facs. Dist. No. 10 (Fairfield Ranch), Special Tax Bonds, 6.95% 2030	1,000	1,091
City of Chula Vista, Community Facs. Dist. No. 12-I, Special Tax Bonds (McMillin Otay Ranch Village Seven), Series 2005, 5.25% 2030	2,135	2,150
City of Chula Vista, Community Facs. Dist. No. 97-3, Special Tax Bonds (Otay Ranch McMillin Spa One), Series 1999, 6.05% 2029	1,415	1,527
City of Chula Vista, Industrial Dev. Rev. Bonds (San Diego Gas & Electric Co.), Series 1992-B, AMT, 5.00% 2027	1,250	1,270
City of Chula Vista, Industrial Dev. Rev. Bonds (San Diego Gas & Electric Co.), Series 1997-A, AMT, 4.90% 2023	1,000	1,010
Community Facs. Dist. No. 2002-1, City of Corona (Dos Lagos), Special Tax Bonds, Series 2005-A, 4.90% 2025	1,250	1,246
Del Mar Race Track Auth., Rev. Bonds, Series 2005, 5.00% 2010	700	724
Del Mar Race Track Auth., Rev. Bonds, Series 2005, 5.00% 2015	995	1,038
County of El Dorado, Community Facs. Dist. No. 1992-1 (El Dorado Hills Dev.), Special Tax Bonds, Series 1999, 6.125% 2016	990	1,037
City of Folsom, Community Facs. Dist. No. 10, Special Tax Bonds, Series 1999, 7.00% 2024	3,000	3,228
City of Fontana, Community Facs. Dist. No. 12 (Sierra Lakes), Special Tax Bonds, Series 1999, 6.50% 2015 (preref. 2009)	1,000	1,079
City of Fontana, Community Facs. Dist. No. 12 (Sierra Lakes), Special Tax Bonds, Series 1999, 6.625% 2030 (preref. 2009)	1,000	1,083
City of Fontana, Community Facs. Dist. No. 22 (Sierra Hills South), Special Tax Bonds, Series 2004, 6.00% 2034	2,000	2,101
G.O. Ref. Bonds 5.00% 2015	3,000	3,200
Veterans G.O. Bonds, Series CB, AMT, 4.75% 2018	1,000	1,003
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2003-A-1, 6.25% 2033	4,200	4,593
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 2004-H, 4.45% 2026 (preref. 2011)	165	170
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 2004-H, 4.45% 2026 (put 2011)	1,835	1,861
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Cedars-Sinai Medical Center), Series 2005, 5.00% 2016	1,500	1,567
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Cedars-Sinai Medical Center), Series 2005, 5.00% 2020	1,000	1,028
City of Irvine, Assessment Dist. No. 03-19, Limited Obligation Improvement Bonds, Group Two, 5.00% 2017	1,000	1,006
City of Irvine, Assessment Dist. No. 87-8, Limited Obligation Improvement Bonds, Group Seven, 5.00% 2020	825	826
Lee Lake Water Dist., Community Facs. Dist. No. 1 (Sycamore Creek), Special Tax Bonds, Series 2003, 6.00% 2033	1,000	1,060
Lee Lake Water Dist., Community Facs. Dist. No. 1 (Sycamore Creek), Special Tax Bonds, Series 2005, 5.25% 2028	1,750	1,768
City of Lincoln, Community Facs. Dist. No. 2003-1, Special Tax Bonds (Lincoln Crossing Project), Series 2003-A, 6.125% 2033	5,000	5,350
City of Lincoln, Community Facs. Dist. No. 2003-1, Special Tax Bonds (Lincoln Crossing Project), Series 2004, 6.00% 2034	2,250	2,375
City of Loma Linda, Hospital Rev. Bonds (Loma Linda University Medical Center), Series 2005-A, 5.00% 2017	3,000	3,082
City of Long Beach, Harbor Rev. Bonds, Series 2002-B, AMT, MBIA insured, 5.25% 2013	1,500	1,608
City of Long Beach, Harbor Rev. Ref. Bonds, Series 2004-A, AMT, FGIC insured, 5.00% 2014	1,000	1,059
City of Long Beach, Harbor Rev. Ref. Bonds, Series 2005-A, AMT, MBIA insured, 5.00% 2015	3,000	3,186
City of Los Angeles Harbor Dept., Rev. Ref. Bonds, Series 2006-A, AMT, MBIA insured, 5.00% 2018	4,990	5,279
City of Los Angeles, Multi-family Housing Rev. Bonds (GNMA Collateralized — Ridgecroft Apartments Project), Series 1997-E, AMT, 6.00% 2017	500	512
City of Moorpark, Community Facs. Dist. No 2004-1, Special Tax Bonds (Moorpark Highlands), Series 2006, 5.25% 2026	1,000	1,007
Northstar Community Services Dist., Community Facs. Dist. No. 1, Special Tax Bonds, Series 2005, 5.55% 2036	5,000	5,096
Community Facs. Dist. No. 2001-1, Orange County (Ladera Ranch), Special Tax Bonds,
Series 2002-A, 6.00% 2025 (preref. 2010)	1,000	1,094
Community Facs. Dist. No. 2002-1, Orange County (Ladera Ranch), Special Tax Bonds, Series 2003-A, 5.00% 2017	1,000	1,010
Community Facs. Dist. No. 2002-1, Orange County (Ladera Ranch), Special Tax Bonds, Series 2003-A, 5.55% 2033	1,500	1,528
Community Facs. Dist. No. 2004-1, Orange County (Ladera Ranch), Special Tax Bonds, Series 2005-A, 5.20% 2034	1,000	1,000
City of Oxnard, Community Facs. Dist. No. 3 (Seabridge at Mandalay Bay), Special Tax Bonds, Series 2005, 5.00% 2022	1,000	1,005
Pollution Control Fncg. Auth., Rev. Ref. Bonds (Pacific Gas and Electric Co.), Series 1996-A, AMT, MBIA insured, 5.35% 2016	2,000	2,120
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds (Browning-Ferris Industries of California, Inc. Project), BFI Corp. Guarantee, Series 1996-A, AMT, 5.80% 2016	3,000	2,959
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project),
Series 2002-B, AMT, 5.00% 2027	2,000	2,013
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project),
Series 2003-A, AMT, 5.00% 2038 (put 2013)	2,000	2,049
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project),
Series 2005-C, AMT, 5.125% 2023	3,000	3,079
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Ref. Bonds (USA Waste Services, Inc. Project), Series 1998-A, AMT, 5.10% 2018 (put 2008)	1,000	1,016
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2002-A, AMT, 5.00% 2022	2,000	2,016
City of Poway, Community Facs. Dist. No. 88-1 (Parkway Business Centre), Special Tax Ref. Bonds, Series 1998, 6.75% 2015	2,800	2,982
Public Works Board, Lease Rev. Bonds (Dept. of Corrections, State Prison, Kern County at Delano II), Series 2003-C, 5.50% 2015	3,225	3,501
Public Works Board, Lease Rev. Bonds (Dept. of Corrections, State Prison, Kern County at Delano II), Series 2003-C, 5.50% 2018	1,000	1,082
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Corrections and Rehabilitation, Substance Abuse Treatment Fac. and State Prison at Corcoran (Corcoran II)), Series 2005-J, 5.00% 2021	2,500	2,598
Public Works Board, Lease Rev. Bonds (Dept. of General Services, Butterfield State Office Complex), Series 2005-A, 5.00% 2016	1,000	1,058
Public Works Board, Lease Rev. Bonds (Dept. of General Services, Butterfield State Office Complex), Series 2005-A, 5.00% 2017	2,500	2,634
Regional Airports Improvement Corp., Facs. Lease Rev. Ref. Bonds (LAXFUEL Corp., Los Angeles International Airport), Issue of 2005, AMT, FSA insured, 5.00% 2015	2,120	2,211
Regional Airports Improvement Corp., Facs. Lease Rev. Ref. Bonds (LAXFUEL Corp., Los Angeles International Airport), Issue of 2005, AMT, FSA insured, 5.00% 2016	2,225	2,305
Regional Airports Improvement Corp., Facs. Lease Rev. Ref. Bonds (LAXFUEL Corp., Los Angeles International Airport), Issue of 2005, AMT, FSA insured, 5.00% 2017	2,240	2,317
Rio Elementary School Dist., Community Facs. Dist. No. 1, Special Tax Bonds, Series 2005, 5.00% 2023	1,040	1,033
City of Rio Vista, Community Facs. Dist. No. 2004-1, Special Tax Bonds (Northwest Wastewater Fac.), Series 2005, 5.70% 2024	1,000	1,025
City of Rio Vista, Community Facs. Dist. No. 2004-1, Special Tax Bonds (Northwest Wastewater Fac.), Series 2005, 5.85% 2035	2,000	2,067
Community Facs. Dist. No. 15 (Mission Ranch) of Riverside Unified School Dist., Special Tax Bonds (Improvement Area No. 2), Series 2005-A, 5.25% 2035	1,200	1,204
County of Riverside Community Facs. Dist. No. 04-2 (Lake Hills Crest), Special Tax Bonds, Series 2005, 5.00% 2025	1,000	994
City of Sacramento, North Natomas Community Facs. Dist. No. 4, Special Tax Bonds, Series 2003-C, 6.00% 2028	1,500	1,595
City of Sacramento, North Natomas Community Facs. Dist. No. 4, Special Tax Bonds, Series 2003-C, 6.00% 2033	2,000	2,116
County of Sacramento, Laguna Creek Ranch/Elliott Ranch Community Facs. Dist. No. 1,
Improvement Area No. 2 Special Tax Ref. Bonds (Elliott Ranch), 6.125% 2014	250	258
County of Sacramento, Laguna Creek Ranch/Elliott Ranch Community Facs. Dist. No. 1,
Improvement Area No. 2 Special Tax Ref. Bonds (Elliott Ranch), 6.30% 2021	500	513
San Bernardino Joint Powers Fncg. Auth., 2002 Tax Allocation Rev. Ref. Bonds, 6.625% 2026	1,000	1,085
County of San Diego, Reassessment Dist. No. 97-1 (4-S Ranch), Limited Obligation Improvement Bonds, 6.00% 2009	940	969
County of San Diego, Reassessment Dist. No. 97-1 (4-S Ranch), Limited Obligation Improvement Bonds, 6.25% 2012	945	975
San Diego Unified Port Dist., Rev. Bonds, Series A, AMT, MBIA insured, 5.00% 2012	1,490	1,568
San Diego Unified Port Dist., Rev. Bonds, Series A, AMT, MBIA insured, 5.00% 2014	1,650	1,748
Community Facs. Dist. No. 99-1 (Talega), Santa Margarita Water Dist., Special Tax Bonds, Series 1999, 6.10% 2014	2,390	2,543
Santa Rosa Rancheria Tachi Yokut Tribe, Enterprise Rev. Bonds (Federally Tax Exempt), Series 2006, 4.50% 2011[2]	1,000	988
Santa Rosa Rancheria Tachi Yokut Tribe, Enterprise Rev. Bonds (Federally Tax Exempt), Series 2006, 4.875% 2016[2]	3,000	2,965
Santa Rosa Rancheria Tachi Yokut Tribe, Enterprise Rev. Bonds (Federally Tax Exempt), Series 2006, 5.00% 2020[2]	2,700	2,670
Community Facs. Dist. No. 2002-1, Saugus Union School Dist., Special Tax Bonds, Series 2003, 6.00% 2033	1,000	1,049
South Tahoe Joint Powers Fncg. Auth., Bond Anticipation Notes (South Tahoe Redev. Project Area No. 1), Series 2003-B, 5.125% 2009	1,000	1,002
Statewide Communities Dev. Auth., Apartment Dev. Rev. Ref. Bonds (Irvine Apartment Communities, LP), Series 1998-A-1, AMT, 5.05% 2025 (put 2008)	7,000	7,080
Statewide Communities Dev. Auth., Apartment Dev. Rev. Ref. Bonds (Irvine Apartment Communities, LP), Series 1998-A-3, 5.10% 2025 (put 2010)	5,000	5,118
Statewide Communities Dev. Auth., Rev. Bonds (Daughters of Charity Health System), Series 2005-A, 5.25% 2024	1,440	1,487
Statewide Communities Dev. Auth., Rev. Bonds (Daughters of Charity Health System), Series 2005-H, 5.25% 2025	1,340	1,381
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2004-I, 3.45% 2035 (put 2011)	4,600	4,422
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2006, 5.00% 2019	2,830	2,958
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2006, 5.00% 2029	4,030	4,116
Stockton Public Fncg. Auth., Rev. Bonds (Redev. Projects), Series 2006-A, RADIAN insured, 5.00% 2020	2,640	2,734
Talega-Capistrano Unified School Dist., Community Facs. Dist. No. 90-2, Special Tax Bonds, Series 2003, 6.00% 2033	2,410	2,528
City of Temecula, Public Fncg. Auth., Community Facs. Dist. No. 03-03 (Wolf Creek), Special Tax Bonds, Series 2003, 5.80% 2026	1,000	1,044
City of Temecula, Public Fncg. Auth., Community Facs. Dist. No. 03-03 (Wolf Creek), Special Tax Bonds, Series 2003, 5.90% 2034	2,500	2,599
Community Facs. Dist. No. 88-12, Temecula (Ynez Corridor), Special Tax Ref. Bonds, Series 1998-A, 5.35% 2009	940	965
Tobacco Securitization Auth. of Northern California (Sacramento County), Tobacco Settlement Asset-backed Bonds, Series 2001-B, 5.00% 2028 (preref. 2011)	500	528
Tobacco Securitization Auth., Tobacco Settlement Asset-backed Bonds (San Diego County Tobacco Asset Securitization Corp.), Series 2001-A, 5.25% 2027 (preref. 2012)	910	978
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, 6.00% 2014	3,000	3,348
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, 6.00% 2015 (preref. 2012)	1,500	1,686
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, 5.75% 2017 (preref. 2012)	2,500	2,780
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, 5.375% 2022 (preref. 2012)	2,000	2,185
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, AMBAC insured, 5.50% 2016 (preref. 2012)	1,000	1,099
City of West Sacramento, Community Facs. Dist. No. 16 (Bridgeway Lakes), Special Tax Bonds, 6.00% 2033 (preref. 2011)	1,000	1,104
		199,833

COLORADO — 3.74%
Arapahoe County, Capital Improvement Trust Fund Highway Rev. Bonds (E-470 Project), Capital Appreciation Bonds, Series 2000-B, 0% 2034 (preref. 2010)	7,500	1,048
Cross Creek Metropolitan Dist. No. 2 (City of Aurora), Limited Tax G.O. Ref. Bonds, Series 2006, 6.125% 2037	2,000	2,005
City and County of Denver, Airport System Rev. Ref. Bonds, Series 2002-E, AMT, FGIC insured, 5.00% 2011	1,000	1,045
City and County of Denver, Airport System Rev. Ref. Bonds, Series 2002-E, AMT, FGIC insured, 5.00% 2012	1,500	1,574
Eagle County, Bachelor Gulch Metropolitan Dist., G.O. Bonds, Series 1999, 6.70% 2019	3,500	3,673
EagleBend Affordable Housing Corp., Rev. Ref. Bonds (Multi-family Housing Project), Series 1997-A, 6.20% 2012	1,000	1,028
EagleBend Affordable Housing Corp., Rev. Ref. Bonds (Multi-family Housing Project), Series 1997-A, 6.45% 2021	2,000	2,055
Educational and Cultural Facs. Auth., Rev. Bonds (Cerebral Palsy of Colorado Project), Series 2006-A, 6.25% 2036	1,275	1,298
Health Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 1998-A, 5.375% 2010	1,000	1,035
Health Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2001, 5.25% 2021	2,095	2,168
Health Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2002-A, 5.00% 2008	1,880	1,913
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2002-B, 6.125% 2033	1,000	1,075
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2005, 5.00% 2014	1,320	1,359
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2005, 5.00% 2015	1,150	1,180
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2005, 5.00% 2017	1,485	1,510
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2005, 5.00% 2018	2,095	2,122
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2005, 5.00% 2035	11,000	10,907
Health Facs. Auth., Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2000, 6.60% 2016	1,000	1,103
Health Facs. Auth., Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2002, 5.90% 2027	1,830	1,943
Housing and Fin. Auth., Single-family Program Bonds, Series 1997-B-2, AMT, 7.00% 2026	50	51
City of Lakewood, Plaza Metropolitan Dist. No. 1, Public Improvement Fee/Tax Increment Supported Rev. Bonds, Series 2003, 8.00% 2025	8,500	9,348
City of Lakewood, Plaza Metropolitan Dist. No. 1, Public Improvement Fee/Tax Increment Supported Rev. Bonds, Series 2005, 8.125% 2025	5,000	5,014
Lincoln Park Metropolitan Dist. (Douglas County), G.O. Limited Tax Ref. and Improvement Bonds, Series 2001, 7.75% 2026	3,000	3,184
North Range Metropolitan Dist. No. 1 (City of Commerce, Adams County), Limited Tax G.O. Bonds, Series 2001, 7.25% 2031	1,000	1,073
Rampart Range Metropolitan Dist. No. 1 (City of Lone Tree), Rev. Bonds (Rampart Range Metropolitan Dist. No. 2 Project), Series 2001, 7.75% 2026	7,470	8,168
Vista Ridge Metropolitan Dist. (Weld County), Limited Tax G.O. Bonds, Series 2001, 7.50% 2031	4,110	4,360
		71,239

CONNECTICUT — 1.91%
Dev. Auth., Pollution Control Rev. Ref. Bonds (Connecticut Light and Power Co. Project), Series 1993-A, 5.85% 2028	1,375	1,438
Dev. Auth., Pollution Control Rev. Ref. Bonds (Connecticut Light and Power Co. Project), Series 1993-B, AMT, 5.95% 2028	1,500	1,571
Higher Education Supplemental Loan Auth., Rev. Bonds (Connecticut Family Education Loan Program), Series 2005-A, AMT, MBIA insured, 4.25% 2019	1,000	978
Mashantucket (Western) Pequot Tribe, Special Rev. Bonds, Series 1996-A, 6.40% 2011[2]	4,590	4,688
Mashantucket (Western) Pequot Tribe, Special Rev. Bonds, Series 1997-B, 5.60% 2009[2]	1,000	1,034
Mashantucket (Western) Pequot Tribe, Special Rev. Bonds, Series 1997-B, 5.75% 2018[2]	3,000	3,081
Mashantucket (Western) Pequot Tribe, Special Rev. bonds, Series 2006-A, 5.50% 2036[2]	1,500	1,550
Mashantucket (Western) Pequot Tribe, Special Rev. Bonds, Series 1996-A, 6.40% 2011 (preref. 2007)[2]	3,470	3,604
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Bonds, Series 2001, 6.00% 2016	6,100	6,457
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Bonds, Series 2001, 6.25% 2021	3,000	3,208
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Bonds, Series 2001, 6.25% 2031	2,000	2,127
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Bonds, Series 2003, 5.50% 2013	1,680	1,770
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Bonds, Series 2003, 5.25% 2033	5,000	5,030
		36,536

DISTRICT OF COLUMBIA — 0.28%
Metropolitan Washington Airports Auth., Airport System Rev. Bonds, Series 2004-B, AMT, FSA insured, 5.00% 2034	5,175	5,260

FLORIDA — 13.30%
Arborwood Community Dev. Dist. (City of Fort Myers), Capital Improvement Rev. Bonds (Centex Homes Project), Series 2006-B, 5.25% 2016	3,895	3,903
Bartram Park Community Dev. Dist. (Jacksonville), Special Assessment Bonds, Series 2005, 4.875% 2015	1,800	1,816
Bartram Park Community Dev. Dist. (Jacksonville), Special Assessment Bonds, Series 2005, 5.30% 2035	1,750	1,758
Beacon Tradeport Community Dev. Dist. (Miami-Dade County), Special Assessment Bonds (Industrial Project), Series 2002-B, 7.00% 2014	740	809
Beacon Tradeport Community Dev. Dist. (Miami-Dade County), Special Assessment Bonds (Industrial Project), Series 2002-B, 7.25% 2033	2,205	2,378
Belmont Community Dev. Dist. (Hillsborough County), Capital Improvement Rev. Bonds, Series 2006-B, 5.125% 2014	1,000	1,001
Capital Projects Fin. Auth., Continuing Care Retirement Community Rev. Bonds (Capital Projects Loan Program — Glenridge on Palmer Ranch Project), Series 2002-A, 8.00% 2032	5,400	5,922
Capital Projects Fin. Auth., Continuing Care Retirement Community Rev. Bonds (Capital Projects Loan Program — Glenridge on Palmer Ranch Project), Series 2002-B, 7.625% 2032 (put 2009)	2,500	2,594
Championsgate Community Dev. Dist., Capital Improvement Rev. Bonds, Series 1998-A, 6.25% 2020	3,680	3,773
Charlotte County, Tern Bay Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2005-B, 5.00% 2015	2,000	2,006
City Center Community Dev. Dist., Special Assessment Rev. Bonds (Polk County), Series 2005-A, 6.125% 2036	5,500	5,529
Concorde Estates Community Dev. Dist. (Osceola County), Capital Improvement Rev. Bonds, Series 2004-B, 5.00% 2011	680	684
East Homestead Community Dev. Dist. (Homestead), Special Assessment Rev. Bonds, Series 2006-B, 5.00% 2011	1,000	1,006
Escambia County Health Facs. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2003-A, 5.25% 2012	1,000	1,061
Escambia County Health Facs. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2003-A, 5.25% 2013	2,000	2,130
Escambia County Health Facs. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2003-A, 5.25% 2014	1,000	1,068
Fishhawk Community Dev. Dist. II, Special Assessment Rev. Bonds, Series 2003-B, 5.00% 2007	85	85
Fishhawk Community Dev. Dist. II, Special Assessment Rev. Bonds, Series 2004-B, 5.125% 2009	700	701
Fleming Island Plantation Community Dev. Dist. (Clay County), Series 2000-B, 7.375% 2031	985	1,059
The Crossings at Fleming Island Community Dev. Dist. (Clay County), Special Assessment Ref. Bonds, Series 2000-C, 7.10% 2030	7,355	7,871
Gateway Services Community Dev. Dist., Special Assessment Bonds (Sun City Center Fort Myers Project), Series 2003-B, 5.50% 2010	740	745
Grand Haven Community Dev. Dist. (City of Palm Coast, Flagler County), Special Assessment Bonds, Series 2004-B, 5.00% 2009	330	330
Greyhawk Landing Community Dev. Dist. (Manatee County), Special Assessment Rev. Bonds, Series 2002-A, 7.00% 2033	950	1,032
Greyhawk Landing Community Dev. Dist. (Manatee County), Special Assessment Rev. Bonds, Series 2002-B, 6.25% 2009	200	202
Groves Community Dev. Dist. (Pasco County), Special Assessment Rev. Bonds, Series 2000-B, 7.625% 2008	670	674
Harbor Bay Community Dev. Dist. (Hillsborough County), Capital Improvement Rev. Bonds, Series 2001-B, 6.35% 2010	1,245	1,257
Harbor Bay Community Dev. Dist. (Hillsborough County), Capital Improvement Rev. Bonds, Series 2002, 6.75% 2034	4,395	4,792
Heritage Harbour Market Place Community Dev. Dist. (Manatee County), Capital Improvement Rev. Bonds, Series 2005, 5.60% 2036	1,300	1,312
Heritage Harbour South Community Dev. Dist. (Manatee County), Capital Improvement Rev. Bonds, Series 2002-B, 5.40% 2008	175	175
Heritage Isles Community Dev. Dist., Special Assessment Rev. Bonds, 5.90% 2006	100	100
Highlands County Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2002-B, 5.00% 2011	2,000	2,085
Highlands County Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2002-B, 5.00% 2012	1,365	1,427
Highlands County Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2002-B, 5.00% 2013	3,535	3,672
Highlands County Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2002-B, 5.25% 2023	2,500	2,571
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2005-B, 5.00% 2016	1,200	1,251
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2005-B, 5.00% 2018	2,000	2,068
Hillsborough County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Tampa General Hospital Project), Series 2003-A, 5.00% 2012	1,000	1,045
Hillsborough County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Tampa General Hospital Project), Series 2003-A, 5.00% 2013	1,500	1,566
Hillsborough County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Tampa General Hospital Project), Series 2003-A, 5.00% 2018	3,795	3,893
Huntington Community Dev. Dist., City of Miramar, Special Assessment Bonds, Series 2004-B, 5.00% 2009	3,185	3,201
Lake Ashton Community Dev. Dist. (City of Lake Wales, Polk County), Capital Improvement Rev. Bonds, Series 2001-A, 7.40% 2032	840	913
Lake Ashton Community Dev. Dist. (City of Lake Wales, Polk County), Capital Improvement Rev. Bonds, Series 2001-B, 6.40% 2011	270	274
Lake Ashton Community Dev. Dist. (City of Lake Wales, Polk County), Capital Improvement Rev. Bonds, Series 2003-B, 5.40% 2008	690	691
Lake Ashton Community Dev. Dist. (City of Lake Wales, Polk County), Capital Improvement Rev. Bonds, Series 2005-A, 5.60% 2037	930	937
Lake Ashton Community Dev. Dist. (City of Lake Wales, Polk County), Capital Improvement Rev. Bonds, Series 2005-B, 4.875% 2010	3,515	3,523
Lake Ashton II Community Dev. Dist. (Polk County), Capital Improvement Rev. Bonds, Series 2005-A, 4.875% 2010	2,000	2,001
Lake Ashton II Community Dev. Dist. (Polk County), Capital Improvement Rev. Bonds, Series 2005-A, 5.375% 2036	3,000	3,005
Lake Powell Residential Golf Community Dev. Dist. (Bay County), Special Assessment Rev. Bonds, Series 2000-B, 7.00% 2010	585	588
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Country Club East Project), Series 2006, 5.40% 2037	1,000	996
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lake Club Project), Series 2006, 5.50% 2036	3,320	3,338
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Cypress Cove at Healthpark Florida, Inc. Project), Series 1997-A, 6.25% 2017	2,500	2,565
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell Point/Alliance Obligated Group, Shell Point Village Project), Series 1999-A, 5.25% 2007	1,000	1,008
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell Point/Alliance Obligated Group, Shell Point Village Project), Series 1999-A, 5.50% 2009	1,800	1,847
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell Point/Alliance Obligated Group, Shell Point Village Project), Series 1999-A, 5.75% 2011	500	519
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell Point/Alliance Obligated Group, Shell Point Village Project), Series 1999-A, 5.75% 2013	1,410	1,458
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell Point/Alliance Obligated Group, Shell Point Village Project), Series 1999-A, 5.75% 2015	500	516
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell Point/Alliance Obligated Group, Shell Point Village Project), Series 1999-A, 5.50% 2021	3,800	3,855
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell Point/Alliance Obligated Group, Shell Point Village Project), Series 1999-A, 5.50% 2029	1,250	1,262
Lee County, Solid Waste System Rev. Bonds, Series 2006-A, AMT, AMBAC insured, 5.00% 2016	4,535	4,781
Lee County, Solid Waste System Rev. Ref. Bonds, Series 2001, AMT, MBIA insured, 5.25% 2009	1,500	1,558
Lee County, Solid Waste System Rev. Ref. Bonds, Series 2001, AMT, MBIA insured, 5.625% 2013	4,000	4,255
Marshall Creek Community Dev. Dist. (St. Johns County), Special Assessment Bonds, Series 2000-A, 7.65% 2032	2,910	3,155
Marshall Creek Community Dev. Dist. (St. Johns County), Special Assessment Bonds, Series 2002, 6.625% 2032	4,825	5,193
Meadow Pointe III, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds, Series 2001-A, 6.85% 2033	2,170	2,320
Meadow Pointe III, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds, Series 2003-B, 5.25% 2007	145	145
Meadow Pointe III, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds, Series 2004-1, 4.80% 2009	2,330	2,325
Meadow Pointe III, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds, Series 2004-B, 5.00% 2009	525	525
Meadow Pointe IV, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds, Series 2003-B, 5.125% 2007	600	600
Meadow Pointe IV, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds, Series 2004-A, 6.00% 2036	2,000	2,088
Miami-Dade County Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2004, AMT, 4.00% 2018 (put 2009)	1,000	990
Miami-Dade County, Miami International Airport (Hub of the Americas), Aviation Rev. Ref. Bonds,
Series 2003-D, AMT, MBIA insured, 5.25% 2014	1,000	1,064
Miami-Dade County, Miami International Airport (Hub of the Americas), Aviation Rev. Ref. Bonds,
Series 2005-B, AMT, XLCA insured, 5.00% 2018	4,000	4,178
Miami-Dade County, Miami International Airport (Hub of the Americas), Aviation Rev. Ref. Bonds,
Series 2005-B, AMT, XLCA insured, 5.00% 2020	4,000	4,144
School Board of Miami-Dade County, Certs. of Part., Series 2003-B, MBIA insured, 5.00% 2031 (put 2011)	1,000	1,045
Midtown Miami Community Dev. Dist. (Miami-Dade County), Special Assessment Bonds (Infrastructure Project), Series 2004-B, 6.50% 2037	2,000	2,203
Monterra Community Dev. Dist. (Cooper City), Special Assessment Bonds, Series 2005-A, 5.50% 2036	6,000	6,039
New Port Tampa Bay Community Dev. Dist., Special Assessment Bonds (City of Tampa), Series 2006-A, 5.875% 2038	4,000	4,041
North Springs Improvement Dist. (Broward County), Special Assessment Bonds (Heron Bay Project), Series 1997, 7.00% 2019	2,370	2,422
North Springs Improvement Dist. (Broward County), Special Assessment Bonds
(Parkland Golf and Country Club Assessment Area), Series 2005-A-1, 5.45% 2026	4,000	4,012
North Springs Improvement Dist. (Broward County), Special Assessment Bonds (Parkland Isles Project), Series 1997-A, 7.00% 2019	1,000	1,022
Northern Palm Beach County Improvement Dist., Water Control and Improvement Bonds (Unit of Dev. No. 9A), Series 1996-A, 6.80% 2006 (escrowed to maturity)	185	185
Northern Palm Beach County Improvement Dist., Water Control and Improvement Bonds (Unit of Dev. No. 9A), Series 1996-A, 7.30% 2027 (preref. 2006)	1,500	1,530
Northern Palm Beach County Improvement Dist., Water Control and Improvement Bonds (Unit of Dev. No. 9B), Series 1999, 5.85% 2013 (preref. 2009)	705	734
City of Orlando, Special Assessment Rev. Bonds (Conroy Road Interchange Project), Series 1998-A, 5.80% 2026	3,250	3,328
Palm Beach County, Health Facs. Auth. Retirement Community Rev. Bonds
(Adult Communities Total Services, Inc. Obligated Group), Series 1996, 5.625% 2020	3,230	3,302
Palm Coast Park Community Dev. Dist. (City of Palm Coast, Flagler County), Special Assessment Bonds, Series 2006, 5.70% 2037	3,780	3,804
Parklands Lee Community Dev. Dist. (Bonita Springs), Special Assessment Bonds, Series 2005-B, 5.125% 2011	1,525	1,534
Paseo Community Dev. Dist., Fort Myers, Capital Improvement Rev. Bonds, Series 2005-B, 4.875% 2010	3,600	3,618
Paseo Community Dev. Dist., Fort Myers, Capital Improvement Rev. Bonds, Series 2006, 5.00% 2011	2,425	2,450
Pine Air Lakes Community Dev. Dist., Collier County, Special Assessment Rev. Bonds, Series 2002, 7.25% 2033	2,410	2,604
River Hall Community Dev. Dist. (Lee County), Capital Improvement Rev. Bonds, Series 2005, 5.45% 2036	4,500	4,507
Shingle Creek Community Dev. Dist. (Osceola County), Capital Improvement Rev. Bonds, Series 2006, 6.10% 2025	4,000	4,013
Shingle Creek Community Dev. Dist. (Osceola County), Capital Improvement Rev. Bonds, Series 2006, 6.125% 2037	4,000	3,985
South-Dade Venture Community Dev. Dist. (Homestead), Special Assessment Rev. Bonds, Series 2002, 6.90% 2033	3,845	4,208
South Village Community Dev. Dist. (Clay County), Capital Improvement Rev. Bonds, Series 2005-A, 5.70% 2035	985	1,007
City of St. Cloud, Stevens Plantation Community Dev. Dist., Special Assessment Rev. Bonds, Series 2003-B, 6.375% 2013	2,355	2,377
Stoneybrook West Community Dev. Dist. (City of Winter Garden, Orange County), Special Assessment Rev. Bonds, Series 2000-B, 6.45% 2010	120	120
Tison’s Landing Community Dev. Dist. (Jacksonville), Special Assessment Bonds, Series 2005-B, 5.00% 2011	2,000	2,013
Tolomato Community Dev. Dist. (St. Johns County), Special Assessment Bonds, Series 2006, 5.40% 2037	2,500	2,504
Town Center at Palm Coast Community Dev. Dist. (City of Palm Coast, Flagler County), Capital Improvement Rev. Bonds, Series 2005, 6.00% 2036	2,965	3,062
Turnbull Creek Community Dev. Dist. (St. Johns County), Special Assessment Bonds, Series 2005, 5.80% 2035	1,975	2,026
Tuscany Reserve Community Dev. Dist., Collier County, Capital Improvement Rev. Bonds, Series 2005-A, 5.55% 2036	5,740	5,802
Tuscany Reserve Community Dev. Dist., Collier County, Capital Improvement Rev. Bonds, Series 2005-B, 5.25% 2016	1,300	1,325
Urban Orlando Community Dev. Dist. (City of Orlando), Capital Improvement Rev. Bonds, Series 2001-A, 6.95% 2033	3,365	3,628
Urban Orlando Community Dev. Dist. (City of Orlando), Capital Improvement Rev. Bonds, Series 2004, 6.00% 2020	1,000	1,077
Venetian Community Dev. Dist. (Sarasota County), Capital Improvement Rev. Bonds, Series 2002-A, 6.75% 2034	1,000	1,072
Venetian Community Dev. Dist. (Sarasota County), Capital Improvement Rev. Bonds, Series 2002-B, 5.95% 2012	180	181
Verano Center Community Dev. Dist. (City of Port St. Lucie), Special Assessment Bonds (Community Infrastructure Projects), Series 2006-A, 5.375% 2037	1,750	1,753
Verano Center Community Dev. Dist. (City of Port St. Lucie), Special Assessment Bonds (Dist. No. 1 Infrastructure Projects), Series 2006-B, 5.00% 2012	3,300	3,303
Waterlefe Community Dev. Dist. (Manatee County), Capital Improvement Rev. Bonds, Series 2001-B, 6.25% 2010	175	177
West Villages Improvement Dist. (North Port), Special Assessment Bonds (Unit of Dev. No. 2), Series 2005, 5.35% 2015	2,640	2,685
West Villages Improvement Dist. (North Port), Special Assessment Bonds (Unit of Dev. No. 2), Series 2005, 5.80% 2036	8,000	8,212
West Villages Improvement Dist. (North Port), Special Assessment Bonds (Unit of Dev. No. 3), Series 2006, 5.50% 2037	1,500	1,510
Winter Garden Village at Fowler Groves Community Dev. Dist. (City of Winter Garden), Special Assessment Bonds, Series 2006, 5.65% 2037	2,000	2,041
		253,630

GEORGIA — 0.93%
City of Atlanta, Airport Passenger Fac. Charge and General Rev. Bonds, Series 2004-J, FSA insured, 5.00% 2034	3,500	3,588
City of Atlanta, Tax Allocation Bonds (Atlantic Station Project), Series 2001, 7.75% 2014	1,000	1,103
City of Atlanta, Tax Allocation Bonds (Atlantic Station Project), Series 2001, 7.90% 2024	5,000	5,531
City of Atlanta, Tax Allocation Bonds (Eastside Project), Series 2005-A, AMT, 5.625% 2016	1,750	1,784
Dev. Auth. of the City of Milledgeville and Baldwin County, Rev. Bonds (Georgia College & State University Foundation Property III, LLC Student Housing System Project), Series 2004, 6.00% 2012	1,790	1,926
Dev. Auth. of the City of Milledgeville and Baldwin County, Rev. Bonds (Georgia College & State University Foundation Property III, LLC Student Housing System Project), Series 2004, 5.00% 2015	1,000	1,021
Dev. Auth. of the City of Milledgeville and Baldwin County, Rev. Bonds (Georgia College & State University Foundation Property III, LLC Student Housing System Project), Series 2004, 5.25% 2019	2,750	2,822
		17,775

IDAHO — 1.26%
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 1997-H-2, AMT, 5.40% 2010	295	298
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 1997-I-2, AMT, 5.55% 2010	160	162
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 1998-B-2, AMT, 5.20% 2011	235	237
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 1999-B-2, AMT, 5.00% 2013	385	386
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 1999-D-3, AMT, 5.15% 2013	410	412
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 1999-G, AMT, 5.75% 2014	220	223
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2001-B, Class III, AMT, 5.75% 2020	1,705	1,730
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2001-E, Class III, AMT, 5.40% 2021	1,255	1,275
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2001-F, Class III, AMT, 5.30% 2021	1,400	1,414
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2002-C, Class III, AMT, 5.50% 2021	1,255	1,290
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2002-E, Class III, AMT, 5.30% 2022	1,075	1,095
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2003-B, Class III, AMT, 5.10% 2023	985	991
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2003-C, Class III, AMT, 4.50% 2023	915	869
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2003-E, Class III, AMT, 5.15% 2023	1,510	1,529
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2004-A, Class III, AMT, 4.75% 2024	1,335	1,304
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2004-B, Class III, AMT, 5.40% 2024	2,135	2,180
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2005-B, Class III, AMT, 5.00% 2025	2,000	1,998
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2005-C, Class III, AMT, 4.80% 2026	1,000	983
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2005-D, Class III, AMT, 4.90% 2026	1,235	1,231
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2005-F, Class III, AMT, 5.00% 2026	1,195	1,214
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2006-D, Class III, AMT, 5.20% 2027	3,155	3,186
		24,007

ILLINOIS — 5.87%
Village of Bolingbrook, Will and DuPage Counties, Special Service Area No. 2005-1, Special Tax Bonds (Forest City Project), Series 2005, 0%/5.90% 2027[3]	$4,500	$4,374
Build Illinois Bonds, Sales Tax Rev. Bonds (Illinois FIRST), Series 2001, 5.375% 2016	1,500	1,597
City of Chicago, G.O. Bonds (Emergency Telephone System), Ref. Series 1999, FGIC insured, 5.25% 2020	1,000	1,094
City of Chicago, Midway Airport Rev. Bonds, Series 2001-A, AMT, FSA insured, 5.50% 2015	2,000	2,113
City of Chicago, O’Hare International Airport, Passenger Fac. Charge Rev. Bonds,
Series 2001-C, AMT, AMBAC insured, 5.50% 2015	4,030	4,250
City of Chicago, O’Hare International Airport, Passenger Fac. Charge Rev. Bonds,
Series 2001-E, AMT, AMBAC insured, 5.50% 2016	2,340	2,466
City of Chicago, Special Assessment Improvement Bonds (Lakeshore East Project),
Series 2002, 6.75% 2032	2,000	2,152
Village of Deerfield, Lake and Cook Counties, Educational Fac. Rev. Bonds (Chicagoland Jewish High School Project), Series 2006, 5.85% 2026	500	504
Village of Deerfield, Lake and Cook Counties, Educational Fac. Rev. Bonds (Chicagoland Jewish High School Project), Series 2006, 6.00% 2041	750	756
Dev. Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 1997, AMT, 5.05% 2010	2,035	2,078
Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2005, AMT, 5.05% 2029	2,000	2,000
County of DuPage, Special Service Area Number 31, Special Tax Bonds (Monarch Landing Project), Series 2006, 5.40% 2016	550	552
County of DuPage, Special Service Area Number 31, Special Tax Bonds (Monarch Landing Project), Series 2006, 5.625% 2036	1,400	1,408
Educational Facs. Auth., Rev. Bonds (Field Museum of Natural History), Series 2002, 4.45% 2036 (put 2014)	1,790	1,791
Educational Facs. Auth., Rev. Bonds (Loyola University of Chicago), Series 2003-A, 5.00% 2026	1,215	1,239
Educational Facs. Auth., Student Housing Rev. Bonds, Educational Advancement Fund, Inc. (University Center Project), Series 2002, 6.625% 2017	2,500	2,773
Educational Facs. Auth., Student Housing Rev. Bonds, Educational Advancement Fund, Inc. (University Center Project), Series 2002, 6.00% 2022	1,000	1,075
Educational Facs. Auth., Student Housing Rev. Bonds, Educational Advancement Fund, Inc. (University Center Project), Series 2002, 6.25% 2030	6,000	6,483
Educational Facs. Auth., Student Housing Rev. Bonds, Educational Advancement Fund, Inc. (University Center Project), Series 2002, 6.25% 2034	3,000	3,042
Fin. Auth., Rev. Bonds (Clare at Water Tower Project), Series 2005-A, 6.00% 2025	2,250	2,298
Fin. Auth., Rev. Bonds (Clare at Water Tower Project), Series 2005-A, 6.125% 2038	9,000	9,210
Fin. Auth., Rev. Bonds (Landing at Plymouth Place Project), Series 2005-A, 6.00% 2037	2,500	2,572
Fin. Auth., Rev. Bonds (Resurrection Health Care), Series 2005-A, 3.75% 2015 (put 2009)	1,500	1,488
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2004-A, 5.375% 2016	1,235	1,335
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2005-A, 5.00% 2011	1,000	1,049
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2005-A, 5.00% 2012	2,000	2,109
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2005-A, 5.00% 2016	1,785	1,891
Fin. Auth., Rev. Ref. Bonds (Fairview Obligated Group), Series 2004-A, 5.75% 2014	750	756
Fin. Auth., Rev. Ref. Bonds (Fairview Obligated Group), Series 2004-A, 6.00% 2020	1,000	1,015
Fin. Auth., Rev. Ref. Bonds (Lutheran Hillside Village), Series 2006, 5.00% 2017	1,020	1,048
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2004, 5.25% 2008	2,500	2,564
Health Facs. Auth., Rev. Bonds (Alexian Brothers Health System), Series 1999, FSA insured, 5.125% 2028	295	302
Health Facs. Auth., Rev. Bonds (Alexian Brothers Health System), Series 1999, FSA insured, 5.125% 2028 (preref. 2009)	705	734
Health Facs. Auth., Rev. Bonds (Centegra Health System), Series 1998, 5.50% 2008	1,000	1,028
Health Facs. Auth., Rev. Bonds (Centegra Health System), Series 1998, 5.25% 2014	1,500	1,536
Health Facs. Auth., Rev. Bonds (Centegra Health System), Series 1998, 5.25% 2018	500	510
Health Facs. Auth., Rev. Bonds (Elmhurst Memorial Healthcare), Series 2002, 6.25% 2017	5,000	5,475
Health Facs. Auth., Rev. Bonds (Friendship Village of Schaumburg), Series 1997-A, 5.25% 2018 (preref. 2007)	2,000	2,069
Health Facs. Auth., Rev. Bonds (Lutheran Senior Ministries Obligated Group — Lutheran Hillside Village Project), Series 2001-A, 7.375% 2031 (preref. 2011)	1,500	1,725
Health Facs. Auth., Rev. Bonds (OSF Healthcare System), Series 1999, 6.25% 2019 (preref. 2009)	1,500	1,626
Health Facs. Auth., Rev. Bonds (Riverside Health System), Series 2002, 5.75% 2022	3,000	3,159
Health Facs. Auth., Rev. Bonds (Villa St. Benedict Project), Series 2003-A-1, 6.90% 2033	5,700	6,215
Health Facs. Auth., Rev. Ref. Bonds (Advocate Health Care Network), Series 1997-A, 5.70% 2011	110	114
Health Facs. Auth., Rev. Ref. Bonds (Advocate Health Care Network), Series 1997-A, 5.80% 2016	435	449
Health Facs. Auth., Rev. Ref. Bonds (Advocate Health Care Network), Series 1997-A, 5.70% 2011 (preref. 2007)	390	406
Health Facs. Auth., Rev. Ref. Bonds (Advocate Health Care Network), Series 1997-A, 5.80% 2016 (preref. 2007)	1,565	1,629
Health Facs. Auth., Rev. Ref. Bonds (Edward Hospital Project), Series 1993-A, 6.00% 2019	1,000	1,019
Health Facs. Auth., Rev. Ref. Bonds (Fairview Obligated Group Project), Series 1995-A, 7.40% 2023 (preref. 2006)	3,130	3,197
Housing Dev. Auth., Multi-family Housing Rev. Bonds (GNMA Collateralized — Lifelink Developments), Series 2006, AMT, 4.70% 2026	5,480	5,468
Village of Lincolnshire, Special Service Area No. 1, Special Tax Bonds (Sedgebrook Project), Series 2004, 6.25% 2034	1,850	1,951
Village of Montgomery, Kane and Kendall Counties, Special Assessment Improvement Bonds (Lakewood Creek Project), Series 2001, 7.75% 2030	3,823	4,185
		111,879

INDIANA — 2.49%
Dev. Fin. Auth., Exempt Facs. Rev. Ref. Bonds (Inland Steel Co. Project No. 15), Series 1997-A, 5.75% 2011	1,000	1,034
City of Fort Wayne, Pollution Control Rev. Ref. Bonds (General Motors Corp. Project), Series 2002, 6.20% 2025	6,000	6,080
Health and Educational Fac. Fncg. Auth., Hospital Rev. Bonds (Clarian Health Obligated Group), Series 2006-A, 5.00% 2036	2,500	2,523
Health and Educational Fac. Fncg. Auth., Hospital Rev. Bonds (Clarian Health Obligated Group), Series 2006-A, 5.00% 2039	2,000	2,014
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Charity Obligated Group), Series 1999-D, 5.25% 2016 (preref. 2009)	2,805	2,957
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Methodist Hospitals, Inc.), Series 2001, 5.25% 2008	1,325	1,354
Health Fac. Fncg. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2002-F, 5.50% 2009	2,305	2,417
Health Fac. Fncg. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2002-F, 5.50% 2015	1,000	1,072
Health Fac. Fncg. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2002-F, 5.50% 2016	1,000	1,069
Health Fac. Fncg. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2002-F, 5.00% 2019	3,450	3,555
Trustees of Indiana University, Student Fee Bonds, Series O, FGIC insured, 5.375% 2016	2,000	2,198
Indianapolis Airport Auth., Special Fac. Rev. Bonds (United Air Lines, Inc., Indianapolis Maintenance Center Project), Series 1995-A, AMT, 6.50% 2031[1]	3,500	302
Indianapolis Airport Auth., Special Fac. Rev. Ref. Bonds (Federal Express Corp. Project), Series 2004, AMT, 5.10% 2017	12,000	12,346
Indianapolis Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project),
Series 2004-I, AMT, MBIA insured, 5.25% 2014	2,000	2,133
Indianapolis Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project),
Series 2006-F, AMT, AMBAC insured, 5.00% 2015	2,000	2,103
Indianapolis Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project),
Series 2006-F, AMT, AMBAC insured, 5.00% 2016	2,000	2,110
St. Joseph County, Econ. Dev. Rev. Bonds (Holy Cross Village at Notre Dame Project), Series 2006-A, 6.00% 2026	230	240
St. Joseph County, Econ. Dev. Rev. Bonds (Holy Cross Village at Notre Dame Project), Series 2006-A, 6.00% 2038	500	518
Vanderburgh County Redev. Dist., Tax Increment Rev. Bonds of 2006, 5.00% 2021	1,375	1,396
		47,421

IOWA — 1.42%
Fin. Auth., Rev. Ref. Bonds (Trinity Health Credit Group), Series 2000-B, AMBAC insured, 6.00% 2027	2,000	2,165
Fin. Auth., Single-family Mortgage Bonds, Series 2006-E, AMT, GNMA/FNMA insured, 5.50% 2036	1,500	1,595
Higher Education Loan Auth., Private College Fac. Rev. and Ref. Bonds (Iowa Wesleyan College Project), Series 2006, 5.375% 2034	600	597
Higher Education Loan Auth., Private College Fac. Rev. Bonds (Waldorf College Project), 7.375% 2019	9,585	9,821
Higher Education Loan Auth., Private College Fac. Rev. Bonds (Wartburg College Project), Series 2005-B, 5.55% 2037	9,870	9,628
Tobacco Settlement Auth., Asset-backed Bonds, Series 2001-B, 5.50% 2013 (preref. 2011)	1,000	1,077
Tobacco Settlement Auth., Asset-backed Bonds, Series 2001-B, 5.50% 2014 (preref. 2011)	2,000	2,155
		27,038

KANSAS — 0.84%
City of Lenexa, Health Care Fac. Rev. Bonds (Lakeview Village, Inc. — Southridge Project), Series 2002-C, 6.875% 2032	1,000	1,072
City of Salina, Hospital Ref. and Improvement Rev. Bonds (Salina Regional Health Center, Inc.), Series 2006, 4.625% 2031	1,500	1,446
Sedgwick County and Shawnee County, Single-family Mortgage Rev. Bonds (Mortgage-backed Securities Program), Series 2006-A, AMT, FHLMC/FNMA/GNMA insured, 5.55% 2038	2,000	2,128
Unified Government of Wyandotte County/Kansas City, Tax-Exempt Sales Tax Special Obligation Rev. Ref. Bonds (Redev. Project Area B), Series 2005, 4.75% 2016	11,250	11,372
		16,018

KENTUCKY — 0.88%
Econ. Dev. Fin. Auth., Hospital System Ref. and Improvement Rev. Bonds (Appalachian Regional Healthcare, Inc. Project), Series 1997, 5.60% 2008	1,000	1,009
Econ. Dev. Fin. Auth., Hospital System Ref. and Improvement Rev. Bonds (Appalachian Regional Healthcare, Inc. Project), Series 1997, 5.80% 2012	1,000	1,015
Econ. Dev. Fin. Auth., Hospital System Ref. and Improvement Rev. Bonds (Appalachian Regional Healthcare, Inc. Project), Series 1997, 5.85% 2017	7,000	7,089
City of Maysville, Solid Waste Disposal Facs. Rev. Bonds (Inland Container Corp. Project — Temple-Inland Inc.), Series 1992, AMT, 6.90% 2022	7,000	7,751
		16,864

LOUISIANA — 1.92%
Health Education Auth., Rev. Bonds (Lambeth House Project), Series 1996, 9.00% 2026 (preref. 2006)	1,850	1,903
Health Education Auth., Rev. Ref. Bonds (Lambeth House Project), Series 1998-A, 6.20% 2028	5,000	5,010
Village of Hodge, Combined Utility System Rev. Ref. Bonds (Stone Container Corp. Project), Series 2003, AMT, 7.45% 2024	6,000	6,834
Parish of Morehouse, Pollution Control Rev. Ref. Bonds (International Paper Co. Project), Series 2001-A, 5.25% 2013	2,500	2,596
Public Facs. Auth., Rev. Ref. Bonds (Pennington Medical Foundation Project), Series 2006, 5.00% 2026	2,875	2,912
Tobacco Settlement Auth., Asset-backed Bonds, Series 2001-B, 5.50% 2030	16,835	17,325
		36,580

MAINE — 0.41%
Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2003, AMT, 4.65% 2016	3,000	2,953
Health and Higher Educational Facs. Auth., Rev. Bonds (Piper Shores Issue), Series 1999-A, 7.50% 2019 (preref. 2009)	950	1,023
Health and Higher Educational Facs. Auth., Rev. Bonds (Piper Shores Issue), Series 1999-A, 7.55% 2029 (preref. 2009)	2,000	2,156
State Housing Auth., Mortgage Purchase Bonds, Series 2000-C, AMT, 5.95% 2020	1,700	1,757
		7,889

MARYLAND — 1.63%
City of Annapolis, Special Obligation Bonds (Park Place Project), Series 2005-A, 5.35% 2034	2,710	2,727
City of Annapolis, Special Obligation Bonds (Park Place Project), Series 2005-B, 4.75% 2034	2,000	2,002
Anne Arundel County, Special Obligation Bonds (Arundel Mills Project), Series 1999, 7.10% 2029 (preref. 2009)	990	1,097
Mayor and City Council of Baltimore, Convention Center Hotel Rev. Bonds, Series 2006-B, 5.875% 2039	1,500	1,569
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds,
Series 2006-F, AMT, 6.00% 2039	2,500	2,695
Econ. Dev. Corp., Rev. Bonds (Anne Arundel County, Golf Course System), Series 2001, 8.25% 2028 (preref. 2011)	990	1,161
Frederick County, Urbana Community Dev. Auth., Special Obligation Bonds, Series 1998, 6.625% 2025	3,500	3,631
Frederick County, Urbana Community Dev. Auth., Special Obligation Bonds, Series 2004-B, 5.95% 2030	3,000	3,095
Frederick County, Urbana Community Dev. Auth., Special Obligation Bonds, Series 2004-B, 6.25% 2030	1,000	1,033
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Adventist HealthCare Issue), Series 2003-A, 5.00% 2012	1,000	1,030
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.00% 2012	1,000	1,044
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.75% 2015	2,590	2,840
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.375% 2024	2,000	2,081
Housing Auth. of Prince George’s County, Mortgage Rev. Bonds (GNMA Collateralized — Langley Gardens Apartments Project), Series 1997-A, 5.75% 2029	1,000	1,033
Prince George’s County, Special Obligation Bonds (National Harbor Project), Series 2004, 4.70% 2015	1,900	1,909
Prince George’s County, Special Obligation Bonds (Woodview Village Phase II Subdistrict), Series 2002, 7.00% 2032	1,936	2,062
		31,009

MASSACHUSETTS — 0.75%
Dev. Fin. Agcy., Resource Recovery Rev. Bonds (Waste Management, Inc. Project),
Series 1999-B, AMT, 6.90% 2029 (put 2009)	1,000	1,079
G.O. Bonds, Consolidated Loan of 2001, Series D, 5.50% 2017	5,000	5,577
Health and Educational Facs. Auth., Rev. Bonds (Partners HealthCare System Issue), Series C, 6.00% 2015	1,000	1,091
Industrial Fin. Agcy., Resource Recovery Rev. Ref. Bonds (Ogden Haverhill Project), Series 1998-A, AMT, 5.30% 2009	6,300	6,503
		14,250

MICHIGAN — 3.75%
Certs. of Part. (New Center Dev. Inc.), MBIA insured, 5.375% 2016 (preref. 2011)	2,380	2,541
Certs. of Part. (New Center Dev. Inc.), Series 2004-A, MBIA insured, 5.00% 2031 (put 2011)	3,500	3,660
Econ. Dev. Corp. of the Township of Cornell, Environmental Improvement Rev. Ref. Bonds
(MeadWestvaco-Escanaba Paper Co. Project), Series 2002, 5.875% 2018 (preref. 2012)	2,000	2,208
Econ. Dev. Corp. of the County of Delta, Environmental Improvement Rev. Ref. Bonds
(MeadWestvaco-Escanaba Paper Co. Project), Series 2002-A, 6.25% 2027 (preref. 2012)	2,000	2,244
City of Flint, Hospital Building Auth., Rev. Ref. Bonds (Hurley Medical Center), Series 1998-A, 5.00% 2008	1,385	1,396
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 1998-B, 5.375% 2018	1,000	1,014
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 1998-B, 5.375% 2028	2,750	2,757
Higher Education Facs. Auth., Limited Obligation Rev. Bonds (Alma College Project), Series 2005, 4.25% 2014	405	400
Higher Education Facs. Auth., Limited Obligation Rev. Bonds (Alma College Project), Series 2005, 5.00% 2016	445	463
Higher Education Facs. Auth., Limited Obligation Rev. Bonds (Alma College Project), Series 2005, 4.00% 2017	460	436
Higher Education Facs. Auth., Limited Obligation Rev. Bonds (Alma College Project), Series 2005, 4.10% 2018	480	455
Higher Education Facs. Auth., Limited Obligation Rev. Bonds (Alma College Project), Series 2005, 4.125% 2019	225	212
Higher Education Student Loan Auth., Student Loan Rev. Bonds, Series XVII-P, AMT, AMBAC insured, 4.50% 2017	5,000	4,992
Higher Education Student Loan Auth., Student Loan Rev. Bonds, Series XVII-Q, AMT, AMBAC insured, 4.75% 2017	3,000	3,025
Higher Education Student Loan Auth., Student Loan Rev. Bonds, Series XVII-Q, AMT, AMBAC insured, 4.95% 2026	2,500	2,525
Hospital Fin. Auth., Hospital Rev. Bonds (Detroit Medical Center Obligated Group), Series 1998-A, 5.125% 2018	1,550	1,497
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Sinai Hospital of Greater Detroit), Series 1995, 6.00% 2008	440	447
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Hackley Hospital Obligated Group), Series 1998-A, 5.30% 2013	1,000	1,009
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2003-A, 5.50% 2016 (preref. 2013)	2,500	2,721
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Pontiac Osteopathic), Series 1994-A, 6.00% 2014	1,000	1,000
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Trinity Health Credit Group), Series 2002-C, 5.375% 2023	1,500	1,564
Housing Dev. Auth., Single-family Mortgage Rev. Bonds, Series 2001-A, AMT, MBIA insured, 5.30% 2016	2,110	2,158
Econ. Dev. Corp. of the County of Midland, Pollution Control Limited Obligation Rev. Ref. Bonds (Midland Cogeneration Project), Series 2000-A, AMT, 6.875% 2009	15,865	16,160
County of Monroe Hospital Fin. Auth., Hospital Rev. and Ref. Bonds (Mercy Memorial Hospital Corp. Obligated Group), Series 2006, 5.375% 2026	1,250	1,270
City of Saginaw Hospital Fin. Auth., Rev. Ref. Bonds (Covenant Medical Center, Inc.), Series 2004-G, 5.00% 2010	1,330	1,371
City of Saginaw Hospital Fin. Auth., Rev. Ref. Bonds (Covenant Medical Center, Inc.), Series 2004-G, 5.00% 2014	1,600	1,658
City of Saginaw Hospital Fin. Auth., Rev. Ref. Bonds (Covenant Medical Center, Inc.), Series 2004-G, 5.00% 2015	1,710	1,767
City of Saginaw Hospital Fin. Auth., Rev. Ref. Bonds (Covenant Medical Center, Inc.), Series 2004-G, 5.00% 2017	2,425	2,485
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Dow Chemical Co. Project), Series 2003-A, AMT, 5.50% 2028 (put 2013)	3,640	3,878
Strategic Fund, Solid Waste Disposal Limited Obligation Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2004, AMT, 3.00% 2013 (put 2007)	1,000	994
Charter County of Wayne, Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport),
Series 2002-D, AMT, FGIC insured, 5.50% 2013	3,000	3,216
		71,523

MINNESOTA — 0.24%
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2006-I, AMT, 5.75% 2038	3,000	3,195
Housing and Redev. Auth. of St. Paul and Minneapolis, Health Care Fac. Rev. Bonds (HealthPartners Obligated Group Project), Series 2003, 5.25% 2009	1,250	1,293
		4,488

MISSISSIPPI — 0.17%
G.O. Ref. Bonds, Series 2002-A, 5.50% 2018	1,000	1,115
G.O. Ref. Bonds, Series 2003-A, 5.25% 2017	2,000	2,194
		3,309

MISSOURI — 0.49%
City of Fenton, Tax Increment Rev. Ref. Bonds (Gravois Bluffs Redev. Project), Series 2006, 4.50% 2021	2,000	2,004
Health and Educational Facs. Auth., Rev. Bonds (SSM Health Care), Series 2002-A, 5.25% 2012	2,515	2,658
Housing Dev. Commission, Single-family Mortgage Rev. Bonds (Homeownership Loan Program),
Series 2005-A-1, AMT, GNMA/FNMA insured, 5.90% 2035	955	1,007
Transportation Dev. Dist. (Hazelwood, St. Louis County), Transportation Rev. Bonds (Missouri Bottom Road/Taussig Road), Series 2002, 7.20% 2033	3,300	3,612
		9,281

MONTANA — 0.37%
Fac. Fin. Auth., Senior Living Rev. Bonds (St. John’s Lutheran Ministries Project), Series 2006-A, 6.00% 2025	1,250	1,268
Fac. Fin. Auth., Senior Living Rev. Bonds (St. John’s Lutheran Ministries Project), Series 2006-A, 6.125% 2036	2,100	2,135
City of Forsyth, Pollution Control Rev. Ref. Bonds (Avista Corp. Colstrip Project), Series 1999-B, AMT, AMBAC insured, 5.125% 2034 (put 2008)	1,500	1,529
Board of Housing, Single-family Mortgage Bonds, Series 2006-B, AMT, 5.50% 2037	2,000	2,107
		7,039

NEBRASKA — 0.45%
Investment Fin. Auth., Single-family Housing Rev. Bonds, Series 2006-C, AMT, 5.50% 2036	3,000	3,167
Investment Fin. Auth., Single-family Housing Rev. Bonds, Series 2006-D, AMT, 5.50% 2036	4,275	4,513
City of Kearney, Industrial Dev. Rev. Bonds, Series 2003-A, 8.00% 2012	653	501
City of Kearney, Industrial Dev. Rev. Bonds, Series 2003-B, 0% 2012	7,943	377
		8,558

NEVADA — 3.25%
Clark County, Pollution Control Rev. Ref. Bonds (Southern California Edison Co.), AMT, 3.25% 2031 (put 2009)	2,000	1,934
Clark County, Special Improvement Dist. No. 121 (Southern Highlands Area), Local Improvement Bonds, Series 1999, 7.50% 2019 (preref. 2009)	10,835	12,140
Clark County, Special Improvement Dist. No. 121 (Southern Highlands Area), Local Improvement Ref. Bonds, Series 2006-B, 5.30% 2029	1,000	1,003
Clark County, Special Improvement Dist. No. 132 (Summerlin South Area (Villages 15A and 18)), Local Improvement Bonds, Series 2001, 6.125% 2011	1,010	1,048
Clark County, Special Improvement Dist. No. 132 (Summerlin South Area (Villages 15A and 18)), Local Improvement Bonds, Series 2001, 6.40% 2014	1,220	1,268
Clark County, Special Improvement Dist. No. 132 (Summerlin South Area (Villages 15A and 18)), Local Improvement Bonds, Series 2001, 6.50% 2015	965	1,003
Clark County, Special Improvement Dist. No. 132 (Summerlin South Area (Villages 15A and 18)), Local Improvement Bonds, Series 2001, 6.875% 2021	2,480	2,583
Clark County, Special Improvement Dist. No. 142 (Mountain’s Edge), Local Improvement Bonds, Series 2003, 5.60% 2013	1,000	1,036
Clark County, Special Improvement Dist. No. 142 (Mountain’s Edge), Local Improvement Bonds, Series 2003, 5.75% 2014	1,000	1,037
Clark County, Special Improvement Dist. No. 142 (Mountain’s Edge), Local Improvement Bonds, Series 2003, 6.375% 2023	3,375	3,506
City of Henderson, Health Fac. Rev. Bonds (Catholic Healthcare West), Series 1998-A, 5.375% 2026	1,550	1,580
City of Henderson, Health Fac. Rev. Bonds (Catholic Healthcare West), Series 1999-A, 6.75% 2020	245	267
City of Henderson, Health Fac. Rev. Bonds (Catholic Healthcare West), Series 1998-A, 5.375% 2026 (preref. 2008)	450	465
City of Henderson, Health Fac. Rev. Bonds (Catholic Healthcare West), Series 1999-A, 6.75% 2020 (preref. 2010)	1,755	1,953
City of Henderson, Local Improvement Dist. No. T-14 (Anthem Master Planned Community),
Limited Obligation Improvement Bonds, 5.10% 2012	950	979
City of Henderson, Local Improvement Dist. No. T-14 (Anthem Master Planned Community),
Limited Obligation Improvement Bonds, 5.55% 2017	2,825	2,912
City of Henderson, Local Improvement Dist. No. T-16 (The Falls at Lake Las Vegas),
Limited Obligation Improvement Bonds, 5.00% 2018	1,145	1,148
City of Henderson, Local Improvement Dist. No. T-16 (The Falls at Lake Las Vegas),
Limited Obligation Improvement Bonds, 5.00% 2019	1,435	1,437
City of Henderson, Local Improvement Dist. No. T-17 (Madeira Canyon), Limited Obligation Improvement Bonds, 5.00% 2014	735	742
City of Henderson, Local Improvement Dist. No. T-17 (Madeira Canyon), Limited Obligation Improvement Bonds, 5.00% 2017	1,000	995
City of Henderson, Local Improvement Dist. No. T-18 (Inspirada), Limited Obligation Improvement Bonds, 5.25% 2026	2,500	2,483
City of Henderson, Local Improvement Dist. No. T-18 (Inspirada), Limited Obligation Improvement Bonds, 5.30% 2035	6,675	6,601
City of Henderson, Local Improvement Dist. No. T-4C (Green Valley Properties),
Limited Obligation Ref. Bonds, Series 1999-A, 5.75% 2013	1,645	1,699
City of Henderson, Local Improvement Dist. No. T-4C (Green Valley Properties),
Limited Obligation Ref. Bonds, Series 1999-A, 5.90% 2018	965	997
Housing Division, Single-family Mortgage Bonds, Series 1999-B-1, 4.95% 2012	125	125
Housing Division, Single-family Mortgage Bonds, Series 1999-D-2, AMT, 5.90% 2013	215	217
City of Las Vegas, Special Improvement Dist. No. 607 (Providence), Local Improvement Bonds, Series 2004, 5.75% 2016	2,180	2,254
City of Las Vegas, Special Improvement Dist. No. 808 (Summerlin Area), Local Improvement Bonds, Series 2001, 6.40% 2015	1,375	1,425
City of Las Vegas, Special Improvement Dist. No. 808 (Summerlin Area), Local Improvement Bonds, Series 2001, 6.75% 2021	1,965	2,039
Washoe County, Water Facs. Rev. Ref. Bonds (Sierra Pacific Power Co. Project), Series 2001, AMT, 5.00% 2036 (put 2009)	5,000	5,030
		61,906

NEW HAMPSHIRE — 0.17%
Business Fin. Auth., Pollution Control Rev. Ref. Tax-Exempt Bonds (Public Service Co. of New Hampshire Project), Series 1992-D, AMT, 6.00% 2021	2,000	2,076
Health and Education Facs. Auth., Rev. Bonds (Exeter Hospital Obligated Group Issue), Series 2001-A, 5.75% 2031	1,000	1,056
Housing Fin. Auth., Single-family Mortgage Acquisition Rev. Bonds, Series 1997-D, AMT, 5.60% 2012	130	133
		3,265

NEW JERSEY — 4.14%
Certs. of Part., Series 2004-A, 5.00% 2012	1,500	1,570
Certs. of Part., Series 2004-A, 5.00% 2013	7,000	7,351
Certs. of Part., Series 2004-A, 5.00% 2014	5,500	5,787
Econ. Dev. Auth., Cigarette Tax Rev. Bonds, Series 2004, RADIAN insured, 5.375% 2014	4,500	4,841
Econ. Dev. Auth., Cigarette Tax Rev. Bonds, Series 2004, RADIAN insured, 5.375% 2015	5,500	5,947
Econ. Dev. Auth., Cigarette Tax Rev. Bonds, Series 2004, RADIAN insured, 5.50% 2016	2,750	3,005
Econ. Dev. Auth., Econ. Dev. Bonds (City of Elizabeth — Kapkowski Road Landfill Reclamation Improvement Dist. Project), Series 1998-A, 6.375% 2031 (preref. 2014)	3,750	4,358
Econ. Dev. Auth., First Mortgage Rev. Bonds (Fellowship Village Project), Series 1998-C, 5.50% 2018	1,000	1,019
Econ. Dev. Auth., First Mortgage Rev. Bonds (Fellowship Village Project), Series 1998-C, 5.50% 2028	1,500	1,512
Econ. Dev. Auth., First Mortgage Rev. Ref. Bonds (Fellowship Village Project), Series 1998-A, 5.10% 2008	1,250	1,260
Econ. Dev. Auth., First Mortgage Rev. Ref. Bonds (Fellowship Village Project), Series 1998-A, 5.20% 2009	1,000	1,016
Econ. Dev. Auth., First Mortgage Rev. Ref. Bonds (Fellowship Village Project), Series 1998-A, 5.30% 2010	1,000	1,024
Econ. Dev. Auth., First Mortgage Rev. Ref. Bonds (Fellowship Village Project), Series 1998-A, 5.50% 2018	1,000	1,015
Econ. Dev. Auth., First Mortgage Rev. Ref. Bonds (Fellowship Village Project), Series 1998-A, 5.50% 2025	1,000	1,008
Econ. Dev. Auth., First Mortgage Rev. Bonds (Winchester Gardens at Ward Homestead Project),
Series 1996-A, 8.50% 2016 (preref. 2006)	1,000	1,032
Econ. Dev. Auth., First Mortgage Rev. Bonds (Winchester Gardens at Ward Homestead Project),
Series 1996-A, 8.625% 2025 (preref. 2006)	500	516
Econ. Dev. Auth., Retirement Community Rev. Bonds (Cedar Crest Village, Inc. Fac.), Series 2001-A, 7.25% 2031	2,250	2,436
Econ. Dev. Auth., Retirement Community Rev. Bonds (Cedar Crest Village, Inc. Fac.), Series 2001-B, 5.50% 2006	1,345	1,346
Econ. Dev. Auth., Retirement Community Rev. Bonds (Seabrook Village, Inc. Fac.), Series 2000-A, 8.25% 2030	9,000	10,035
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 1999, AMT, 6.40% 2023	2,000	2,054
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 1999, AMT, 6.25% 2029	5,000	5,117
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2003, 4.375% 2019	1,275	1,269
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds,
Series 2006-C, FSA insured, 0% 2034	26,420	6,769
Transportation Trust Fund Auth., Transportation System Bonds, Current Interest Bonds, Series 2006-A, 5.25% 2019	2,000	2,178
Transportation Trust Fund Auth., Transportation System Bonds, Current Interest Bonds, Series 2006-A, 5.25% 2021	5,000	5,468
		78,933

NEW MEXICO — 0.58%
Dona Ana County, Improvement Dist. Bonds (Santa Teresa Improvement Dist.-Airport Road Business Center, Phase III), Series 2001-A, 8.375% 2021	2,080	2,100
Dona Ana County, Improvement Dist. Bonds (Santa Teresa Improvement Dist.-Border Industrial Park, Phase I & II), Series 2001-B, 8.875% 2021	5,245	5,275
Sandoval County, Incentive Payment Rev. Ref. Bonds, Series 2005, 5.00% 2020	3,500	3,646
		11,021

NEW YORK — 8.06%
City University of New York, Certs. of Part. (John Jay College of Criminal Justice Project), 6.00% 2006	1,475	1,476
Dormitory Auth., Catholic Health Services, Obligated Group Rev. Bonds (St. Francis Hospital Project), Series 2004, 4.00% 2008	1,410	1,406
Dormitory Auth., Catholic Health Services, Obligated Group Rev. Bonds (St. Francis Hospital Project), Series 2004, 4.00% 2009	1,000	995
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds, Series 1998-C, 5.00% 2010	1,930	1,998
Dormitory Auth., Rochester General Hospital Insured Rev. Bonds, Series 2005, RADIAN insured, 5.00% 2012	2,000	2,099
Dormitory Auth., Third General Resolution Rev. Bonds (State University Educational Facs. Issue),
Series 2002-B, 5.25% 2023 (put 2012)	13,500	14,319
Dormitory Auth., Third General Resolution Rev. Bonds (State University Educational Facs. Issue),
Series 2002-B, 6.00% 2029 (put 2012)	4,000	4,394
Town of Hempstead Industrial Dev. Agcy., Civic Fac. Rev. Bonds (Hofstra University Civic Fac.), Series 2003, 5.25% 2019	550	575
Housing Fin. Agcy., Health Facs. Rev. Ref. Bonds (New York City), Series 1996-A, 6.00% 2006	1,000	1,005
Housing Fin. Agcy., Health Facs. Rev. Ref. Bonds (New York City), Series 1996-A, 6.00% 2007	2,000	2,033
Housing Fin. Agcy., Service Contract Obligation Rev. Ref. Bonds, Series 1997-C, 5.10% 2009	800	823
Long Island Power Auth., Electric System General Rev. Bonds, Series 2003-B, 5.25% 2012	5,000	5,340
Long Island Power Auth., Electric System General Rev. Bonds, Series 2003-B, 5.25% 2014	1,000	1,075
Metropolitan Transportation Auth., State Service Contract Ref. Bonds, Series 2002-A, 5.125% 2024	2,000	2,088
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 133, AMT, 6.00% 2032	905	977
City of New York, G.O. Bonds, Fiscal 2001 Series F, 5.00% 2009	2,510	2,593
City of New York, G.O. Bonds, Fiscal 2002 Series B, 5.50% 2012	3,000	3,212
City of New York, G.O. Bonds, Fiscal 2002 Series C, 5.25% 2021	1,720	1,795
City of New York, G.O. Bonds, Fiscal 2002 Series G, XLCA insured, 5.50% 2012	2,475	2,685
City of New York, G.O. Bonds, Fiscal 2004 Series G, 5.00% 2014	7,500	7,958
City of New York, G.O. Bonds, Fiscal 2004 Series I, 4.50% 2012	5,000	5,138
City of New York, G.O. Bonds, Fiscal 2004 Series I, 5.00% 2015	5,000	5,281
City of New York, G.O. Bonds, Fiscal 2005 Series H, 5.00% 2015	2,000	2,112
City of New York, G.O. Bonds, Fiscal 2005 Series J, 5.00% 2017	2,500	2,627
City of New York, G.O. Bonds, Fiscal 2005 Series M, 5.00% 2013	2,000	2,112
New York City Housing Dev. Corp., Multi-family Housing Rev. Bonds, Series 2006-C, AMT, 5.00% 2026	1,250	1,264
New York City Industrial Dev. Agcy., Liberty Rev. Bonds (7 World Trade Center, LLC Project), Series A, 6.25% 2015	19,000	20,218
New York City Industrial Dev. Agcy., Liberty Rev. Bonds (7 World Trade Center, LLC Project), Series A, 6.50% 2035	8,500	9,077
New York City Industrial Dev. Agcy., Rev. Bonds (Brooklyn Navy Yard Cogeneration Partners, LP Project), Series 1997, AMT, 6.20% 2022	2,835	3,038
New York City Industrial Dev. Agcy., Special Fac. Rev. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2005, AMT, 7.625% 2025	3,000	3,513
New York City Industrial Dev. Agcy., Special Fac. Rev. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2005, AMT, 8.00% 2028	7,000	8,367
New York City Industrial Dev. Agcy., Special Fac. Rev. Bonds (Terminal One Group Assn., LP Project), Series 2005, AMT, 5.00% 2013	3,000	3,112
New York City Industrial Dev. Agcy., Special Fac. Rev. Bonds (Terminal One Group Assn., LP Project), Series 2005, AMT, 5.50% 2014	1,535	1,640
New York City Industrial Dev. Agcy., Special Fac. Rev. Bonds (Terminal One Group Assn., LP Project), Series 2005, AMT, 5.50% 2016	2,000	2,150
New York City Transitional Fin. Auth., Future Tax Secured Ref. Bonds, Series 2003-B, 5.25%/10.00% 2029[3]	4,600	4,852
Port Auth. of New York and New Jersey, Consolidated Bonds, Series 119, AMT, FGIC insured, 5.00% 2006	3,000	3,005
Port Auth. of New York and New Jersey, Consolidated Bonds, Series 131, AMT, 5.00% 2009	4,525	4,672
Onondaga County Industrial Dev. Agcy., Solid Waste Disposal Fac. Rev. Ref. Bonds (Solvay Paperboard LLC Project), Series 1998, AMT, 6.80% 2014	1,500	1,560
Suffolk County Industrial Dev. Agcy., Continuing Care Retirement Community Rev. Bonds (Peconic Landing at Southold,Inc. Project), Series 2000-A, 8.00% 2030	2,000	2,211
Triborough Bridge and Tunnel Auth., General Rev. Ref. Bonds, Series 2002-B, 5.25% 2014	2,000	2,175
Urban Dev. Corp., Correctional and Youth Facs. Service Contract Rev. Bonds (Empire State Dev. Corp.), Series 2002-A, 5.00% 2017 (put 2011)	4,000	4,164
Urban Dev. Corp., Correctional and Youth Facs. Service Contract Rev. Bonds (Empire State Dev. Corp.), Series 2002-A, 5.50% 2017 (put 2011)	2,500	2,653
		153,787

NORTH CAROLINA — 1.43%
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, 7.25% 2007	1,500	1,521
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, 7.00% 2008	1,000	1,043
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, 6.125% 2009	2,950	3,095
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, 6.00% 2026	1,000	1,151
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1999-A, 5.20% 2010	2,000	2,076
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1999-B, 5.55% 2014	1,000	1,050
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1999-B, 5.70% 2017	2,000	2,107
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1999-D, 6.75% 2026	1,000	1,086
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-C, 5.125% 2014	2,000	2,094
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-C, 5.375% 2017	1,500	1,578
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-D, 5.50% 2014	1,750	1,885
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-F, 5.50% 2016	1,000	1,062
Housing Fin. Agcy., Home Ownership Rev. Bonds, Series 23-A, AMT, 5.00% 2036	5,000	5,165
Municipal Power Agcy. No. 1, Catawba Electric Rev. Bonds, Series 1999-B, 6.50% 2020	1,000	1,082
Municipal Power Agcy. No. 1, Catawba Electric Rev. Bonds, Series 2003-A, 5.50% 2013	1,250	1,338
		27,333

NORTH DAKOTA — 0.02%
Housing Fin. Agcy., Rev. Bonds, Series 1998-A, AMT, 5.25% 2018	335	339

OHIO — 1.59%
City of Cleveland, Airport Special Rev. Bonds (Continental Airlines, Inc. Project), Series 1999, AMT, 5.70% 2019	1,500	1,478
Higher Educational Fac. Commission, Rev. Bonds (Kenyon College 2002 Project), 4.95% 2037 (put 2015)	1,060	1,105
Higher Educational Fac. Commission, Rev. Bonds (Kenyon College 2002 Project), 5.05% 2037 (put 2016)	3,250	3,412
Housing Fin. Agcy., Residential Mortgage Rev. Bonds, Series 2005-A, AMT, GNMA insured, 4.20% 2014	1,340	1,316
Housing Fin. Agcy., Residential Mortgage Rev. Bonds, Series 2005-A, AMT, GNMA insured, 4.30% 2015	1,445	1,416
Housing Fin. Agcy., Residential Mortgage Rev. Bonds, Series 2006-A, AMT, GNMA insured, 5.50% 2036	2,500	2,634
Housing Fin. Agcy., Residential Mortgage Rev. Bonds, Series 2006-E, AMT, GNMA/FNMA insured, 5.375% 2037	5,000	5,322
County of Lorain, Hospital Facs. Rev. Bonds (Catholic Healthcare Partners), Series 2002-A, 5.50% 2013	1,075	1,153
County of Lorain, Hospital Facs. Rev. Ref. and Improvement Bonds (Catholic Healthcare Partners), Series 2001-A, 5.25% 2010	1,000	1,047
County of Miami, Hospital Facs. Rev. Ref. and Improvement Bonds (Upper Valley Medical Center), Series 2006, 5.25% 2018	1,020	1,065
County of Montgomery, Hospital Facs. Rev. Bonds (Kettering Medical Center Network Obligated Group), Series 1999, 6.75% 2018 (preref. 2010)	1,000	1,107
County of Montgomery, Hospital Facs. Rev. Bonds (Kettering Medical Center Network Obligated Group), Series 1999, 6.75% 2022 (preref. 2010)	1,000	1,107
City of Moraine, Solid Waste Disposal Rev. Bonds (General Motors Corp. Project), Series 1999, AMT, 5.65% 2024	1,500	1,424
County of Richland, Hospital Facs. Rev. Improvement Bonds (MedCentral Health System Obligated Group), Series 2000-B, 6.375% 2022	1,000	1,076
County of Richland, Hospital Facs. Rev. Improvement Bonds (MedCentral Health System Obligated Group), Series 2000-B, 6.375% 2030	1,750	1,882
Water Dev. Auth., Solid Waste Disposal Rev. Bonds (Bay Shore Power Project), Series 1998-A, AMT, 5.875% 2020	3,700	3,730
		30,274

OKLAHOMA — 0.64%
Housing Fin. Agcy., Single-family Mortgage Rev. Bonds (Homeownership Loan Program),
Series 2006-C, AMT, GNMA/FNMA insured, 5.95% 2037	1,000	1,079
Langston Econ. Dev. Auth., Rev. Bonds (Langston University Student Housing/LDF Student Housing, LLC Project), Series 2006-A, ACA insured, 4.75% 2021	1,000	995
Langston Econ. Dev. Auth., Student Housing Rev. Bonds (Langston Community Dev. Corp. Project),
Series 2000-A, 7.40% 2017 (preref. 2010)	2,710	3,095
Langston Econ. Dev. Auth., Student Housing Rev. Bonds (Langston Community Dev. Corp. Project),
Series 2000-A, 7.75% 2030 (preref. 2010)	6,050	6,988
		12,157

OREGON — 0.67%
Cow Creek Band of the Umpqua Tribe, Rev. Bonds, Series C, 4.875% 2008	1,705	1,703
Cow Creek Band of the Umpqua Tribe, Rev. Bonds, Series C, 5.625% 2026	5,000	4,967
Facs. Auth., Rev. Bonds (Linfield College Project), Series 2005-A, 5.00% 2015	970	1,010
Gilliam County, Demand Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2002, AMT, 5.25% 2029	5,000	5,071
		12,751

PENNSYLVANIA — 1.64%
Redev. Auth. of Allegheny County, Redev. Bonds (Pittsburgh Mills Project), Series 2004, 5.10% 2014	1,000	1,016
Bucks County Industrial Dev. Auth., Retirement Community Rev. Bonds (Ann’s Choice, Inc. Fac.), Series 2005-A, 6.25% 2035	2,250	2,353
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2005-A, AMT, 5.10% 2027	1,500	1,518
Housing Fin. Agcy., Single-family Mortgage Rev. Bonds, Series 2006-93-A, AMT, 5.75% 2037	3,750	3,995
Lehigh County, General Purpose Auth. Rev. Bonds (KidsPeace Obligated Group), Series 1998, ACA-CBI insured, 5.70% 2009	1,070	1,102
McKean County Hospital Auth., Hospital Rev. Bonds (Bradford Hospital Project), Series 2005, ACA insured, 5.00% 2016	1,000	1,028
Montgomery County Industrial Dev. Auth., Mortgage Rev. Bonds (Whitemarsh Continuing Care Retirement Community Project), Series 2005, 6.125% 2028	2,000	2,113
Montgomery County Industrial Dev. Auth., Mortgage Rev. Bonds (Whitemarsh Continuing Care Retirement Community Project), Series 2005, 6.25% 2035	3,000	3,164
Montgomery County Industrial Dev. Auth., Retirement Community Rev. Bonds
(ACTS Retirement Life Communities, Inc. Obligated Group), Series 1996-B, 5.75% 2017	4,000	4,101
Montgomery County Industrial Dev. Auth., Retirement Community Rev. Ref. Bonds
(Adult Communities Total Services, Inc. Obligated Group), Series 1996-A, 5.875% 2022	1,000	1,023
Hospitals and Higher Education Facs. Auth. of Philadelphia, Hospital Rev. Bonds (Temple University Hospital), Series 1997, 5.70% 2009	1,000	1,023
Philadelphia Auth. for Industrial Dev., Rev. Bonds (Cathedral Village Project), Series 1998, 5.30% 2007	1,145	1,151
Philadelphia Auth. for Industrial Dev., Rev. Bonds (Cathedral Village Project), Series 1998, 5.50% 2010	1,000	1,018
Westmoreland County Industrial Dev. Auth., Retirement Community Rev. Bonds
(Redstone Presbyterian SeniorCare Obligated Group), Series 2005-A, 5.50% 2015	1,200	1,226
Westmoreland County Industrial Dev. Auth., Retirement Community Rev. Bonds
(Redstone Presbyterian SeniorCare Obligated Group), Series 2005-A, 5.875% 2032	800	816
Westmoreland County, Health Care Fac. Rev. Bonds (Redstone Presbyterian SeniorCare Obligated Group), Series 2000-B, 8.125% 2030 (preref. 2010)	4,000	4,641
		31,288

PUERTO RICO — 0.86%
Government Dev. Bank for Puerto Rico, Series 2006-C, AMT, 5.25% 2015	4,025	4,236
Public Buildings Auth., Government Facs. Rev. Bonds, Series D, 5.25% 2036 (preref. 2012)	1,500	1,606
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2004-A, 5.75% 2027 (put 2012)	8,000	8,528
Public Improvement G.O. Ref. Bonds, Series 2003-C, 5.00% 2018 (put 2008)	2,000	2,029
		16,399

RHODE ISLAND — 0.32%
Health and Educational Building Corp., Hospital Fncg. Rev. Bonds (Lifespan Obligated Group Issue), Series 2002, 6.375% 2021	130	142
Health and Educational Building Corp., Hospital Fncg. Rev. Ref. Bonds (Lifespan Obligated Group Issue), Series 2006-A, FSA insured, 5.00% 2018	1,500	1,586
Health and Educational Building Corp., Hospital Fncg. Rev. Bonds (Lifespan Obligated Group Issue), Series 2002, 6.375% 2021 (preref. 2012)	870	986
Health and Educational Building Corp., Hospital Fncg. Rev. Bonds (Lifespan Obligated Group Issue), Series 2002, 6.50% 2032 (preref. 2012)	3,000	3,413
		6,127

SOUTH CAROLINA — 1.56%
Georgetown County, Environmental Improvement Rev. Ref. Bonds (International Paper Co. Projects), Series 2002-A, 5.70% 2014	2,500	2,656
Georgetown County, Pollution Control Rev. Ref. Bonds (International Paper Co. Projects), Series 1999-A, 5.125% 2012	1,000	1,027
Housing Fin. and Dev. Auth. Mortgage Rev. Bonds, Series 2004-A-2, AMT, FSA insured, 5.50% 2034	2,000	2,070
Jobs-Econ. Dev. Auth., Hospital Ref. and Improvement Rev. Bonds (Palmetto Health Alliance), Series 2003-C, 6.00% 2013	2,040	2,244
Jobs-Econ. Dev. Auth., Hospital Ref. and Improvement Rev. Bonds (Palmetto Health Alliance), Series 2003-C, 6.375% 2034	395	440
Jobs-Econ. Dev. Auth., Hospital Rev. Bonds (Georgetown Memorial Hospital), Series 1998, 5.75% 2010	1,345	1,420
Jobs-Econ. Dev. Auth., Hospital Ref. and Improvement Rev. Bonds (Palmetto Health Alliance),
Series 2003-C, 6.375% 2034 (preref. 2013)	3,105	3,559
Piedmont Municipal Power Agcy., Electric Rev. Ref. Bonds, Series 1999-A, 5.25% 2015	6,000	6,118
Tobacco Settlement Rev. Management Auth., Tobacco Settlement Asset-backed Bonds, Series 2001-B, 6.00% 2022	9,750	10,299
		29,833

SOUTH DAKOTA — 0.24%
Education Loans Incorporated, Student Loan Asset-backed Callable Notes, Series 1998-1, AMT, 4.95% 2010	4,500	4,617

TENNESSEE — 2.24%
Health, Educational and Housing Fac. Board of the City of Chattanooga, Rev. Ref. Bonds (CDFI Phase I, LLC Project), Series 2005-A, 5.00% 2015	3,345	3,385
Natural Gas Acquisition Corp. of the City of Clarksville, Gas Rev. Bonds, Series 2006, 5.00% 2016	2,500	2,634
Natural Gas Acquisition Corp. of the City of Clarksville, Gas Rev. Bonds, Series 2006, 5.00% 2018	1,600	1,688
Housing Dev. Agcy., Homeownership Program Bonds, Issue 2006-1, AMT, 5.75% 2036	3,500	3,734
Knox County Health, Educational and Housing Facs. Board, Fort Sanders Alliance Obligated Group Hospital Rev. Bonds, Series 1990-A, MBIA insured, 6.25% 2013	1,000	1,123
Industrial Dev. Board of Maury County, Multi-Modal Interchangeable Rate Pollution Control Rev. Ref. Bonds (Saturn Corp. Project), Series 1994, 6.50% 2024	4,500	4,521
Memphis-Shelby County Airport Auth., Airport Rev. Ref. Bonds, Series 2002, AMT, MBIA insured, 5.50% 2010	1,500	1,588
Memphis-Shelby County Airport Auth., Special Facs. Rev. Ref. Bonds (Federal Express Corp.), Series 2003, AMT, 4.50% 2014	1,000	982
Health, Educational and Housing Fac. Board of the County of Shelby, Hospital Rev. Bonds (Methodist Healthcare), Series 2002, 6.00% 2020 (preref. 2012)	1,120	1,250
Health, Educational and Housing Fac. Board of the County of Shelby, Hospital Rev. Bonds (Methodist Healthcare), Series 2002, 6.00% 2020 (preref. 2012)	1,880	2,099
Health, Educational and Housing Fac. Board of the County of Shelby, Rev. Bonds (Baptist Memorial Health Care), Series 2004-A, 5.00% 2020 (put 2008)	6,000	6,122
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital Rev. Bonds (Wellmont Health System Project), Series 2002, 6.75% 2015 (preref. 2012)	1,520	1,748
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital Rev. Bonds (Wellmont Health System Project), Series 2002, 6.25% 2022 (preref. 2012)	1,220	1,370
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital Rev. Bonds (Wellmont Health System Project), Series 2002, 6.25% 2022 (preref. 2012)	730	820
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital Rev. Bonds (Wellmont Health System Project), Series 2002, 6.25% 2032 (preref. 2012)	2,000	2,247
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital Rev. Ref. Bonds
(Wellmont Health System Project), Series 2003, RADIAN insured, 5.00% 2013	2,000	2,101
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2006-A, 5.25% 2019	5,000	5,386
		42,798

TEXAS — 6.46%
Alliance Airport Auth., Inc., Special Facs. Rev. Bonds (American Airlines, Inc. Project), Series 1990, AMT, 7.00% 2011	2,500	2,528
Dallas-Fort Worth International Airport Fac. Improvement Corp., American Airlines, Inc. Rev. Bonds, Series 1992, AMT, 7.25% 2030	5,000	4,999
Dallas-Fort Worth International Airport Fac. Improvement Corp., American Airlines, Inc. Rev. Ref. Bonds, Series 2000-A, AMT, 9.125% 2029	5,000	5,713
Angelina and Neches River Auth., Solid Waste Disposal Rev. Ref. Bonds (International Paper Co. Projects), Series 2003-A, AMT, 5.375% 2015	5,000	5,144
Bell County Health Facs. Dev. Corp., Retirement Fac. Rev. Bonds (Buckner Retirement Services, Inc. Obligated Group Project), Series 1998, 5.25% 2028	1,000	1,012
Brazos River Harbor Navigation Dist. of Brazoria County, Environmental Facs. Rev. Bonds (Dow Chemical Co. Project), Series 2002-A-3, AMT, 4.95% 2033 (put 2007)	2,000	2,012
Brazos River Harbor Navigation Dist. of Brazoria County, Environmental Facs. Rev. Bonds (Dow Chemical Co. Project), Series 2002-A-4, AMT, 5.20% 2033 (put 2008)	5,000	5,085
Brazos River Auth., Pollution Control Rev. Ref. Bonds (TXU Electric Co. Project), Series 2001-C, AMT, 5.75% 2036 (put 2011)	9,745	10,277
Brazos River Auth., Pollution Control Rev. Ref. Bonds (TXU Energy Co. LLC Project),
Series 2003-A, AMT, 6.75% 2038 (put 2013)	1,000	1,110
Sabine River Auth., Pollution Control Rev. Ref. Bonds (TXU Electric Co. Project), Series 2001-A, 5.50% 2022 (put 2011)	2,645	2,797
Sabine River Auth., Pollution Control Rev. Ref. Bonds (TXU Electric Co. Project), Series 2001-B, AMT, 5.75% 2030 (put 2011)	5,675	6,004
Brazos River Auth., Rev. Ref. Bonds (Reliant Energy, Inc. Project), Series 1999-A, 5.375% 2019	3,000	3,076
Industrial Dev. Corp. of Port of Corpus Christi, Rev. Ref. Bonds (Valero Refining and Marketing Co. Project), Series 1997-D, AMT, 5.125% 2009	5,250	5,440
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Improvement and Ref. Bonds, Series 2001-A, AMT, FGIC insured, 5.625% 2011	2,000	2,134
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Improvement and Ref. Bonds, Series 2001-A, AMT, FGIC insured, 5.75% 2015	1,185	1,266
Donna Independent School Dist. (Hidalgo County), Unlimited Tax School Building Bonds,
Series 1998, 5.20% 2018 (preref. 2009)	1,000	1,035
G.O. Bonds (Veterans’ Housing Assistance Program), Fund II Series 2001-A-1, AMT, 4.85% 2014	1,990	2,033
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Healthcare System), Series 2001-A, 6.375% 2029 (preref. 2011)	5,100	5,703
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Healthcare System), Series 2004-A, 5.25% 2010	1,500	1,570
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Healthcare System), Series 2004-A, 5.25% 2014	2,915	3,094
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Healthcare System), Series 2004-A, 5.25% 2015	1,000	1,059
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Healthcare System), Series 2004-A, 5.25% 2016	2,385	2,514
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Healthcare System), Series 2004-A, 5.25% 2017	1,500	1,576
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke’s Episcopal Hospital), Series 2001-A, 5.50% 2020 (preref. 2011)	2,850	3,062
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke’s Episcopal Hospital), Series 2002, 5.50% 2017 (preref. 2012)	1,045	1,135
Harris County, Tax and Rev. Ref. Bonds, Series 2004-B, FSA insured, 5.00% 2032 (put 2012)	2,000	2,100
Hidalgo County Health Services Corp., Hospital Rev. Bonds (Mission Hospital, Inc. Project), Series 1996, 7.00% 2008	1,155	1,212
Hidalgo County Health Services Corp., Hospital Rev. Bonds (Mission Hospital, Inc. Project), Series 1996, 6.75% 2016	1,000	1,043
Hidalgo County Health Services Corp., Hospital Rev. Bonds (Mission Hospital, Inc. Project), Series 2005, 5.00% 2012	1,315	1,342
City of Houston, Airport System Rev. Bonds, Series 1998-B, AMT, FGIC insured, 5.25% 2012	1,000	1,029
City of Houston, Airport System Rev. Bonds, Series 2002-A, AMT, FSA insured, 5.625% 2018	1,825	1,948
City of Houston, Airport System Rev. Ref. Bonds, Series 2001-A, AMT, FGIC insured, 5.50% 2015	2,855	3,020
City of Houston, Airport System Special Facs. Rev. Bonds (Continental Airlines, Inc. Terminal E Project), Series 2001, AMT, 6.75% 2021	3,950	4,202
City of Houston, Airport System Special Facs. Rev. Bonds (Continental Airlines, Inc. Terminal E Project), Series 2001, AMT, 6.75% 2029	2,525	2,674
City of Houston, Health Facs. Dev. Corp. (Buckingham Senior Living Community, Inc.), Series 2004-A, 7.125% 2034	5,000	5,525
Port of Houston Auth. of Harris County, Unlimited Tax Forward Ref. Bonds, Series 2006-A, AMT, MBIA insured, 5.00% 2015	1,000	1,056
Sam Rayburn Municipal Power Agcy., Power Supply System Rev. Ref. Bonds, Series 2002, 6.00% 2021	750	789
Sam Rayburn Municipal Power Agcy., Power Supply System Rev. Ref. Bonds, Series 2002, RADIAN insured, 5.125% 2017	2,000	2,072
City of San Antonio, Airport System Rev. Improvement Bonds, Series 2002, AMT, FGIC insured, 5.75% 2016	1,000	1,074
City of San Antonio, Airport System Rev. Improvement Bonds, Series 2005, AMT, FSA insured, 5.25% 2011	1,000	1,053
San Antonio Independent School Dist., Unlimited Tax Ref. Bonds, Series 2001-B, 5.375% 2013	1,500	1,596
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds
(Northwest Senior Housing Corp. — Edgemere Project), Series 2006-A, 6.00% 2026	2,200	2,321
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds
(Northwest Senior Housing Corp. — Edgemere Project), Series 2006-A, 6.00% 2036	1,500	1,560
Tarrant County Health Facs. Dev. Corp., Hospital Rev. Bonds (Baylor Health Care System Project), Series 2002-A, 5.00% 2019	2,500	2,559
Tarrant County Health Facs. Dev. Corp., Hospital Rev. Bonds (Baylor Health Care System Project), Series 2002-A, 5.25% 2022	2,000	2,083
Travis County Health Facs. Dev. Corp., Retirement Fac. Rev. Bonds (Querencia at Barton Creek Project), Series 2005-A, 5.65% 2035	1,600	1,564
		123,200

UTAH — 1.12%
Housing Corp., Single-family Mortgage Bonds, Series 2001-E-1, Class III, AMT, 5.20% 2018	1,860	1,867
Housing Corp., Single-family Mortgage Bonds, Series 2001-F-1, Class III, AMT, 4.95% 2018	1,575	1,585
Housing Corp., Single-family Mortgage Bonds, Series 2002-A-1, Class III, AMT, 5.30% 2018	765	771
Housing Corp., Single-family Mortgage Bonds, Series 2002-C-2, Class III, AMT, 5.25% 2018	2,750	2,814
Housing Corp., Single-family Mortgage Bonds, Series 2002-D-2, Class III, AMT, 5.00% 2018	1,180	1,200
Housing Corp., Single-family Mortgage Bonds, Series 2002-E-2, Class III, AMT, 4.95% 2019	3,240	3,243
Housing Corp., Single-family Mortgage Bonds, Series 2002-F-1, Class III, AMT, 4.625% 2019	1,985	1,960
Housing Corp., Single-family Mortgage Bonds, Series 2002-G-2, Class III, AMT, 4.875% 2019	1,580	1,568
Housing Corp., Single-family Mortgage Bonds, Series 2003-B-2, Class III, AMT, 4.85% 2024	1,550	1,555
Housing Corp., Single-family Mortgage Bonds, Series 2003-C, Class III, AMT, 5.00% 2025	870	878
Housing Corp., Single-family Mortgage Bonds, Series 2004-H-1, Class III, AMT, 4.75% 2027	965	951
Housing Fin. Agcy., Single-family Mortgage Bonds (Federally Insured or Guaranteed Mortgage Loans), 1999 Issue D, AMT, 5.60% 2013	55	55
Housing Fin. Agcy., Single-family Mortgage Bonds, Series 1997-G-2, Class III, AMT, 5.60% 2010	120	122
Housing Fin. Agcy., Single-family Mortgage Bonds, Series 1998-G-2, Class III, AMT, 4.90% 2012	150	151
Housing Fin. Agcy., Single-family Mortgage Bonds, Series 1999-B-2, Class III, AMT, 5.10% 2012	260	262
Housing Fin. Agcy., Single-family Mortgage Bonds, Series 1999-C-2, Class III, AMT, 5.60% 2013	240	243
Mountain Regional Water Special Service Dist. Summit County, Special Assessment Bonds
(Special Improvement Dist. No. 2002-1), Series 2003, 6.25% 2008	1,000	1,002
Salt Lake County, College Rev. and Ref. Bonds (Westminster College Project), Series 2005, 5.00% 2022	1,100	1,118
		21,345

VIRGIN ISLANDS — 0.11%
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Series 1998-C, 5.50% 2008	1,000	1,031
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Notes), Series 2004-A, 5.25% 2015	1,000	1,056
		2,087

VIRGINIA — 1.74%
Industrial Dev. Auth. of the Town of Amherst, Educational Facs. Rev. Ref. Bonds (Sweet Briar College), Series 2006, 4.00% 2007	400	401
Celebrate Virginia South Community Dev. Auth., City of Fredericksburg, Special Assessment Rev. Bonds (Celebrate Virginia South Project), Series 2006, 6.25% 2037	4,800	4,895
Industrial Dev. Auth. of the County of Charles City, Tax-Exempt Solid Waste Disposal Rev. Bonds (Waste Management, Inc.), Series 2002, AMT, 6.25% 2027 (put 2012)	1,000	1,090
Fairfax County Econ. Dev. Auth., Resource Recovery Rev. Ref. Bonds, Series A, AMT, AMBAC insured, 6.10% 2011	7,755	8,381
Fairfax County Econ. Dev. Auth., Retirement Community Rev. Bonds (Greenspring Village, Inc. Fac.), Series 1999-A, 6.75% 2012	1,500	1,598
Fairfax County Econ. Dev. Auth., Retirement Community Rev. Bonds (Greenspring Village, Inc. Fac.), Series 1999-A, 7.50% 2029	4,105	4,455
Heritage Hunt Commercial Community Dev. Auth. (Prince William County), Special Assessment Bonds, Series 1999-B, 7.00% 2029	895	933
Community Dev. Auth. of Loudoun County, Special Assessment Bonds (Dulles Town Center Project), Series 1998, 6.25% 2026	3,960	4,135
Prince William County Virginia Gateway Community Dev. Auth., Special Assessment Bonds, Series 1999, 6.25% 2026	1,935	2,039
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 2001-A, 5.25% 2006	1,950	1,950
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2004-B, AMT, 5.00% 2011	1,085	1,137
Small Business Fncg. Auth., Educational Facs. Rev. Ref. Bonds (Mary Baldwin College), Series 2005, 5.00% 2021	1,125	1,127
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2005, 5.50% 2026	1,000	1,030
		33,171

WASHINGTON — 1.07%
Energy Northwest, Columbia Generating Station Electric Rev. Ref. Bonds, Series 2003-A, 5.50% 2015	2,000	2,210
Energy Northwest, Columbia Generating Station Electric Rev. Ref. Bonds, Series 2005-A, 5.00% 2015	6,035	6,444
Energy Northwest, Electric Rev. Ref. Bonds (Project 1), Series 2006-A, 5.00% 2016	3,515	3,753
Public Utility Dist. No. 2 of Grant County, Wanapum Hydroelectric Dev. Rev. and Ref. Bonds,
Series 2005-B, AMT, FGIC insured, 5.00% 2013	1,250	1,311
Public Utility Dist. No. 2 of Grant County, Wanapum Hydroelectric Dev. Rev. and Ref. Bonds,
Series 2005-B, AMT, FGIC insured, 5.00% 2014	1,265	1,328
Health Care Facs. Auth., Rev. Bonds (Group Health Cooperative of Puget Sound), Series 2001, AMBAC insured, 5.375% 2012	1,500	1,609
Port of Seattle, Passenger Fac. Charge Rev. Bonds, Series 1998-B, AMT, AMBAC insured, 5.25% 2011	500	516
Port of Seattle, Rev. Bonds, Series 1999-B, AMT, FGIC insured, 5.50% 2012	1,000	1,072
Port of Seattle, Rev. Bonds, Series 2001-B, AMT, FGIC insured, 5.50% 2010	1,000	1,050
Port of Seattle, Special Fac. Rev. Bonds (SEATAC Fuel Facs. LLC), Series 2003, AMT, MBIA insured, 5.00% 2012	1,000	1,046
		20,339

WISCONSIN — 1.86%
Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 5.50% 2010	750	773
Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 5.75% 2012	1,500	1,580
Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 6.125% 2027	14,185	15,082
City of Franklin, Regional Solid Waste Fin. Commission, Demand Solid Waste Disposal Rev. Bonds
(Waste Management of Wisconsin, Inc. Project), Series 2003-A, AMT, 4.95% 2016	3,750	3,789
City of Franklin, Solid Waste Disposal Rev. Bonds (Waste Management of Wisconsin, Inc. Project),
Series 2006-A, AMT, 4.95% 2016 (put 2016)	5,000	5,045
Health and Educational Facs. Auth., Rev. Bonds (Froedtert & Community Health Obligated Group),
Series 2001, 5.625% 2013	90	98
Health and Educational Facs. Auth., Rev. Bonds (Froedtert & Community Health Obligated Group),
Series 2001, 5.625% 2013 (preref. 2011)	910	989
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 1998-A, 5.375% 2017	335	340
Milwaukee County, Airport Rev. Bonds, Series 2004-A, AMT, AMBAC insured, 5.00% 2012	1,110	1,162
Milwaukee County, Airport Rev. Bonds, Series 2004-A, AMT, AMBAC insured, 5.00% 2013	1,165	1,222
City of Oconto Falls, Community Dev. Auth., Dev. Rev. Bonds (Oconto Falls Tissue, Inc. Project),
Series 1997, AMT, 7.75% 2022	5,100	4,683
City of Oconto Falls, Community Dev. Auth., Dev. Rev. Bonds (Oconto Falls Tissue, Inc. Project),
Series 1997, AMT, 8.125% 2022[2]	745	691
		35,454

MULTI-STATE — 1.17%
GMAC Municipal Mortgage Trust, Series A-1-2, AMT, 4.90% cumulative preferred 2039 (put 2014)[2]	5,000	5,047
GMAC Municipal Mortgage Trust, Series A-1-3, AMT, 5.30% cumulative preferred 2039 (put 2019)[2]	3,000	3,068
GMAC Municipal Mortgage Trust, Series B-2, AMT, 4.80% cumulative preferred 2040 (put 2015)[2]	1,000	997
GMAC Municipal Mortgage Trust, Series B-2, AMT, 5.50% cumulative preferred 2040 (put 2025)[2]	1,000	1,007
MuniMae TE Bond Subsidiary, LLC, Series A, AMT, 6.875% cumulative preferred (undated)[2]	2,000	2,119
MuniMae TE Bond Subsidiary, LLC, Series A-2, AMT, 4.90% cumulative preferred (undated)[2]	4,000	3,973
MuniMae TE Bond Subsidiary, LLC, Series A-3, AMT, 4.95% cumulative preferred (undated)[2]	4,000	4,039
MuniMae TE Bond Subsidiary, LLC, Series A-4, AMT, 5.125% cumulative preferred (undated)[2]	2,000	2,009
		22,259

Total bonds & notes (cost: $1,797,946,000)		1,853,853

Short-term securities — 2.17%

North Slope Borough, Exempt Fac. Industrial Rev. Bonds (BP Exploration (Alaska) Inc. Project),
Series 2001, AMT, 3.72% 2025[4,5]	1,050	1,050
City of Whiting, Indiana, Environmental Facs. Rev. Bonds (BP Products North America Inc. Projects), Series 2003, AMT, 3.72% 2038[4]	2,375	2,375
State of Texas, Calhoun County Navigation Industrial Dev. Auth., Port Rev. Bonds
(British Petroleum Company PLC, Guarantor), Series 1998, AMT, 3.72% 2030[4]	4,100	4,100
West Side Calhoun County Navigation Dist., Texas, Sewage and Solid Waste Disposal Rev. Bonds
(BP Chemicals Inc. Project), Series 1996, AMT, 3.72% 2031[4]	1,000	1,000
California Housing Fin. Agcy., Multi-family Housing Rev. Bonds III, Series 2001-G, AMT, FNMA insured, 3.68% 2036[4]	2,500	2,500
City of Chicago, Illinois, Wastewater Transmission Rev. Bonds, Series 2004-A, MBIA insured, 3.67% 2039[4]	10,500	10,500
County of Will, Illinois, Environmental Facs. Rev. Bonds (ExxonMobil Project), Series 2001, AMT, 3.63% 2026[4]	3,000	3,000
Lincoln County, Wyoming, Pollution Control Rev. Bonds (Exxon Project), Series 1987-A, AMT, 3.69% 2017[4]	1,100	1,100
State of Texas, Gulf Coast Waste Disposal Auth., Environmental Facs. Rev. Bonds (ExxonMobil Project), Series 2000, AMT, 3.63% 2030[4]	2,400	2,400
Regional Airport Auth. of Louisville and Jefferson County, Kentucky, Special Facs. Rev. Bonds
(UPS Worldwide Forwarding, Inc. Project), Series 1999-A, AMT, 3.70% 2029[4]	1,550	1,550
State of New York, New York City Industrial Dev. Agcy., Special Fac. Rev. Bonds (1997 Korean Air Lines Co., Ltd. Project), Series 1997-A, AMT, 3.65% 2024[4,5]	6,500	6,500
Public Building Auth. of the City of Clarksville, Pooled Fncg. Rev. Bonds (Tennessee Municipal Bond Fund), Series 2003, 3.68% 2033[4]	2,400	2,400
Calhoun County Navigation Dist., Environmental Facs. Rev. Bonds (Formosa Plastics Corp., Texas Project), Series 2006, AMT, 3.71% 2036[4]	2,000	2,000
State of Texas, Gulf Coast Industrial Dev. Auth., Environmental Facs. Rev. Bonds (CITGO Petroleum Corp. Project), Series 2002, AMT, 3.72% 2032[4]	1,000	1,000

Total short-term securities (cost: $41,475,000)		41,475

Total investment securities (cost: $1,839,421,000)		1,895,328
Other assets less liabilities		11,396

Net assets		$1,906,724

1 Scheduled interest and/or principal payment was not received.
2 Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $43,530,000, which represented 2.28% of the net assets of the fund.
3 Step bond; coupon rate will increase at a later date.
4 Coupon rate may change periodically; the date of the next scheduled coupon rate change is considered to be the maturity date.
5 This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Key to abbreviations

Agcy. = Agency
AMT = Alternative Minimum Tax
Auth. = Authority
Certs. of Part. = Certificates of Participation
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
TECP = Tax-Exempt Commercial Paper

MFGEFP-940-0906-S6856

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholders of
American High-Income Municipal Fund, Inc.:

We have audited, in accordance with standards of the Public Company Accounting Oversight Board (United States), the financial statements of American High-Income Municipal Fund, Inc. (the "Fund") as of July 31, 2006, and for the year then ended and have issued our unqualified report thereon dated September 8, 2006 (which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR). Our audit included an audit of the Fund’s investment portfolio (the “Portfolio”) as of July 31, 2006 appearing in Item 6 of this Form N-CSR. This Portfolio is the responsibility of the Fund's management. Our responsibility is to express an opinion on this portfolio based on our audit.

In our opinion, the Portfolio referred to above, when read in conjunction with the financial statements of the Fund referred to above, presents fairly, in all material respects, the information set forth therein.

PricewaterhouseCoopers LLP
Los Angeles, California
September 8, 2006

ITEM 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a Nominating and Governance Committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the Board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Directors. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board. Such suggestions must be sent in writing to the Nominating and Governance Committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the Nominating and Governance Committee.

ITEM 11 - Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 - Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN HIGH-INCOME MUNICIPAL BOND FUND, INC.

By /s/ Mark R. Macdonald
Mark R. Macdonald, President and PEO

Date: October 9, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Mark R. Macdonald
Mark R. Macdonald, President and PEO

Date: October 9, 2006

By /s/ Sharon G. Moseley
Sharon G. Moseley, Treasurer and PFO

Date: October 9, 2006